As filed with the Securities and Exchange Commission on November 25, 1998

                         Securities Act Registration No. 333-9355
                 Investment Company Act Registration No. 811-7743

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                Pre-Effective Amendment No.                          [ ]

                Post-Effective Amendment No.   3                     [X]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]


                       Amendment No.   4                             [X]


               THE ROCKLAND FUNDS TRUST
  (Exact Name of Registrant as Specified in Charter)

     100 South Rockland Falls Road
           Rockland, Delaware                    19732
(Address of Principal Executive Offices)      (Zip Code)


  Registrant's Telephone Number, including Area Code:
                    (302) 429-9799

                  Charles S. Cruice
             100 South Rockland Falls Road
               Rockland, Delaware 19732
        (Name and Address of Agent for Service)

                      Copies to:

                     Carol A. Gehl
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

   It is proposed that this filing will become effective (check appropriate box):
     [ ]  immediately upon filing pursuant to paragraph (b)
     [ ]  on (date) pursuant to paragraph (b)
     [X]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of rule 485.
   If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effecive date for a previously filed post-effective amendment.

                      PROSPECTUS

                  January ____, 1999

          Greenville Capital Management, Inc.
                       Presents

               The Rockland Growth Fund
                      a Series of

               The Rockland Funds Trust

                     P. O. Box 701
            Milwaukee, Wisconsin 53201-0701

              Telephone:  1-800-497-3933
            Website:  www.greenvillecap.com



The investment objective of The Rockland Growth Fund
(the "Fund") is to seek capital appreciation. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies.
The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, Greenville Capital
Management, Inc., ("GCM") has been overlooked by Wall
Street analysts.


This Prospectus contains information you should consider before you invest in the Fund's Retail shares.
Please read this Prospectus carefully and keep it for future reference.



            ______________________________

Neither the Securities and Exchange Commission (the
"SEC") nor any state securities commission has approved or disapproved of the securities offered by this Prospectus, nor has the SEC or any state securities commission passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

                   TABLE OF CONTENTS

                                                            Page No.

SUMMARY                                                         3

FUND FEES AND EXPENSES                                          6

INVESTMENT OBJECTIVE                                            7

INVESTMENT STRATEGY                                             7

IMPLEMENTATION OF INVESTMENT OBJECTIVE                          7

FUND MANAGEMENT                                                 8

CUSTODIAN, TRANSFER AGENT, ADMINISTRATOR, AND FUND
ACCOUNTANT                                                      9

DISTRIBUTOR                                                     9

HOW TO PURCHASE FUND SHARES                                     9

HOW TO REDEEM SHARES                                           11

VALUATION OF FUND SHARES                                       13

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAX
TREATMENT                                                      13

YEAR 2000 ISSUE                                                13

FINANCIAL HIGHLIGHTS OF THE FUND                               13

ADDITIONAL INFORMATION                                         15


            ______________________________

     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Fund's
Statement of Additional Information ("SAI"), and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities in any state to any person to whom it is unlawful to make such an offer in such state.

            ______________________________

                        SUMMARY

Investment Objective

     The Fund's investment objective is to seek capital appreciation. The Fund seeks to achieve its investment objective by investing its assets primarily in equity securities of domestic companies. For more information, see "INVESTMENT OBJECTIVE" and
"IMPLEMENTATION OF INVESTMENT OBJECTIVE."

Investment Advisor

     GCM is the investment advisor to the Fund. GCM was organized in 1989 and acts as the investment advisor to individual and institutional clients with investment portfolios of approximately $____ million.
See "FUND MANAGEMENT."




Types of Investments


     The Fund intends to invest primarily in high quality growth companies with an emphasis on those companies whose growth potential, in GCM's opinion, has been overlooked by Wall Street analysts. The Fund will emphasize investments in equity securities of small capitalization companies. For temporary defensive purposes the Fund may invest in cash and money market instruments. The Fund may sell short up to 25% of its portfolio. The Fund only intends to use short positions for brief periods to reduce the Fund's overall risk and to increase the Fund's pool of potential investment ideas. For more information, see
"INVESTMENT STRATEGY" and "IMPLEMENTATION OF INVESTMENT
OBJECTIVE."


Principal Risks


     Risks associated with investing in the Fund include the risks that:


     (1) the market value of a stock may fluctuate unpredictably due to overall market trends;
          and


     (2) a strategy used by GCM, including using short positions, may fail to produce the intended result.


     Market Conditions. Because the stock market and individual stock prices fluctuate, you may receive more or less money than you originally invested.
Accordingly, you may lose money on your investment.
Individual stock prices do not necessarily correlate to overall market moves. The stock market has for a number of years experienced strong growth, however, the market is also subject to periods of poor performance.


     Short Positions. The Fund intends to use short positions to reduce the Fund's overall risk. However, short positions are risky and there is no guarantee that the stocks which are sold short by the Fund will decline in value. If GCM is incorrect in determining which stocks to sell short, the Fund will experience a loss on the position.


     Suitability. The Fund is not a short-term investment vehicle. Rather, it is suitable for long-term investors only who seek to invest a portion of their overall portfolio in an aggressive equity mutual fund. You must be willing to accept a high degree of volatility and have no immediate financial requirements for this investment. The Fund is designed for those investors who are willing to accept a higher degree of risk with the potential for higher returns in the future.


     Past Performance. The performance information that follows gives some indication of how the Fund's performance can vary, which is one measure of the risk of investing in the Fund. The Fund's performance does not reflect the sales load and if reflected, the Fund's returns would be lower. Please remember that the Fund's past performance does not reflect how the Fund may perform in the future.

       1997 and 1998 Calendar Year Total Return
                      [bar chart]


50%
40%
30%
20%     19.39%
10%       |
0%        |
        1997


*  The Fund's fiscal year-end is September 30th.  The
Fund's total return from January 1, 1998 through
September 30, 1998 was   %.


           Best and Worst Quarterly Returns


                   % (quarter, 199 )

                   % (quarter, 199 )


             Average Annual Total Returns
                    as of 12/31/98


                                 1 Year         Since Inception

     Fund *                        %               _______%

     Russell 2000 Index **         %               _______%

     S&P 500 Index **              %               _______%

     NASDAQ Composite Index **     %               _______%


     * The Fund's performance does not reflect the sales load.


     ** The Russell 2000 Index is an unmanaged index generally representative of the U.S. market for small cap stocks. The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The NASDAQ Composite Index is an unmanaged index generally representative of the market for small domestic stocks.


                                  1 Year         Since Inception


     Fund *                          %              _______%

     Russell 2000 Index **           %              _______%

     S&P 500 Index **                %              _______%

     NASDAQ Composite Index **       %              _______%


     * The Fund's performance reflects the sales load.


     ** The Russell 2000 Index is an unmanaged index generally representative of the U.S. market for small cap stocks. The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The NASDAQ Composite Index is an unmanaged index generally representative of the market for small domestic stocks.

                FUND FEES AND EXPENSES


     The table and footnotes which follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                       Retail Class

     Shareholder Fees
     (fees paid directly from your investment) *


     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                3.00%(1)
     Maximum Deferred Sales Charge (Load)
       (as a percentage of offering price)                 NONE
     Redemption Fee (as a percentage of amount redeemed)   NONE
     Exchange Fee                                          NONE


     Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)


     Management Fees                                      1.00%
     Distribution and Service (12b-1) Fees                0.25%(2)
     Other Expenses                                       1.60%(3)
     TOTAL ANNUAL FUND OPERATING EXPENSES                 2.85%(3)

_________________________

(1)Certain investors may be exempt from paying some or all of this load. See "HOW TO PURCHASE FUND
   SHARES."

(2)Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and could cost long-term investors more than other types of sales charges.
(3)For the fiscal year ended September 30, 1998, GCM voluntarily agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Retail
   Class' Total Operating Expenses did not exceed
   2.00% of the Fund's average daily net assets. GCM has voluntarily agreed to continue this waiver/reimbursement policy for the year ending
   September 30, 1999. "Other expenses" are presented before any waivers or reimbursements. If the waivers and/or reimbursements are included in the calculation of "other expenses" (i.e., if actual
   "other expenses" are shown), other expenses and total annual operating expenses would be 0.75% and 2.00%, respectively.

* There are certain charges associated with certain services offered by the Fund, such as a service fee of $12.00 for redemptions effected via wire transfer.

                        Example

     The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund, minus the 3.00% maximum sales charge, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you have a 5% return each year and that the Fund's total annual operating expenses remain the same each year.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:


  1 Year    3 Years    5 Years    10 Years

   $497       $909      $1,345     $2,557

                      INVESTMENT OBJECTIVE


     The Fund's investment objective is to seek capital appreciation. Under normal market conditions, the Fund will attempt to achieve this objective by investing its assets primarily in common stocks and other equity securities of domestic companies. The Fund may also invest in short-term fixed-income securities to provide the Fund with liquidity and flexibility.




                  INVESTMENT STRATEGY


     In managing the Fund's portfolio, GCM seeks to make investments in high quality growth stocks with an emphasis on those companies whose growth potential, in GCM's opinion, has been overlooked by Wall Street analysts. In addition, the Fund may sell short up to 25% of its portfolio. The Fund will generally invest in companies with market capitalizations ranging from $100 million to $2 billion. GCM's general strategy is to take advantage of investment and trading opportunities that investors might not otherwise have the time, expertise or inclination to exploit themselves.


     When making investment decisions, GCM utilizes information and analyses from numerous sources regarding a company's sales and earnings growth;
earnings power, trends and predictability; industry, economic and political trends; relative valuation; and liquidity, to determine whether the security has the growth potential suitable for the Fund. The Fund is only intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above average risk in anticipation of greater rewards. The Fund is not designed to offer a balanced investment program suitable for all investors.




        IMPLEMENTATION OF INVESTMENT OBJECTIVE




In General


     In implementing its investment objective, the Fund may invest in the following securities and use the following investment techniques. Some of these securities and investment techniques involve special risks, which are described below, elsewhere in the Prospectus, and in the Fund's SAI.


Common Stock and Other Equity Securities


     The Fund will invest in common stocks and other equity securities. Other equity securities include preferred stocks, warrants to purchase common stocks or preferred stocks and securities convertible into common or preferred stocks (such as convertible bonds and debentures). Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. The Fund is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed-income securities.


Temporary Strategies


     When GCM believes that adverse economic or market conditions justify such action, the Fund may invest up to 100% of its assets temporarily in short-term fixed-income securities. Short-term fixed-income securities include U.S. government securities, certificates of deposit, bank time deposits, bankers' acceptances, repurchase agreements and commercial paper and commercial paper master notes rated A-1 or better by S&P, Prime-1 or better by Moody's, Duff 2 or higher by D&P or Fitch 2 or higher by Fitch. It is impossible to predict when or for how long GCM may employ these strategies for the Fund. To the extent the Fund engages in any of these temporary strategies, the Fund may not achieve its investment objective.


Illiquid Securities

     The Fund may invest up to 10% of the value of its net assets in illiquid securities.

ADRs

     The Fund may invest up to 25% of the value of its net assets in ADRs or other instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S.
dollars.



     Investments in ADRs may involve risks which are in addition to the usual risks inherent in domestic investment. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, many foreign companies are not subject to uniform accounting, auditing and financial reporting standards. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.


Options and Futures Transactions

     The Fund may engage in options and futures
transactions which are sometimes referred to as
derivative transactions.   The Fund's options and
futures transactions may include instruments such as stock index options and futures contracts. Such transactions may be used for several reasons, including hedging unrealized portfolio gains. The Fund will not enter into options and futures transactions if more than 50% of the Fund's net assets would be committed to such instruments. The Fund may hold a futures or options position until its expiration, or it can close out such a position before then at current value if a liquid secondary market is available. If the Fund cannot close out a position, it may suffer a loss apart from any loss or gain experienced at the time the Fund decided to close the position.

Short Sales

     The Fund may engage in short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the borrowed security at whatever its price may be at the time the Fund purchases it for delivery to the lender. When a short sale transaction is closed out, any gain or loss on the transaction is taxable as a short term capital gain or loss. All short sales will be fully collateralized, and no short sale will be effected which would cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.


                    FUND MANAGEMENT




     The Fund has entered into an Investment Advisory
Agreement with GCM under which GCM manages the Fund's investments and business affairs, subject to the supervision of the Fund's Board of Trustees.




     GCM was founded in 1989 and serves as investment advisor to individual and institutional clients. As of December 31, 1998, GCM managed approximately $________ in assets. GCM is located at 100 South Rockland Falls
Road, Rockland, Delaware 19732.  Under the Investment
Advisory Agreement, the Fund compensates GCM for its investment advisory services at the annual rate of 1.00% of the Fund's average daily net assets. For the fiscal year ended September 30, 1998, GCM agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to ensure that the Retail class' total operating expenses did not exceed
2.00% of the Fund's average daily net assets. GCM has agreed to continue this waiver/reimbursement policy for the fiscal year ending September 30, 1999. Any such waiver or reimbursement will have the effect of lowering the overall expense ratio for the Retail class and increasing the Retail class' overall return to investors at the time any such amounts were waived and/or reimbursed.


     The Fund is currently co-managed by Charles S.
Cruice and Richard H. Gould.  Mr. Cruice has been the
President of GCM since 1989. Mr. Cruice began his career at Dean Witter Reynolds, Inc. in 1974 and joined
Friess Associates Inc., an investment management company, in 1978. Mr. Cruice holds a BA from the University of Denver. Mr. Gould has been a Vice
President of GCM since 1994.  Prior to joining GCM, Mr.
Gould was an equity analyst with PNC Investment
Management and co-managed the PNC Small Cap Growth
Fund, currently called the Blackrock Small Cap Growth
Fund.  Mr. Gould is a Chartered Financial Analyst and a
Chartered Market

Technician. Mr. Gould received his BS
in 1982 and his MBA in Finance in 1985 from The
Pennsylvania State University.


  CUSTODIAN, TRANSFER AGENT, ADMINISTRATOR, AND FUND
                      ACCOUNTANT


     Firstar Bank Milwaukee, N.A. ("Firstar Bank"), acts as custodian of the Fund's assets. Firstar Mutual
Fund Services, LLC ("Firstar") acts as transfer agent
(the "Transfer Agent") for the Fund and as the Fund's
Administrator and Fund Accountant.


                      DISTRIBUTOR


     AmeriPrime Financial Securities, Inc. (the
"Distributor"), serves as the principal underwriter to distribute the Fund's shares. Pursuant to an Underwriting Agreement with the Fund, the Distributor will be paid an annual fee. In addition, certain distribution and shareholder servicing fees may be paid to the Distributor.


              HOW TO PURCHASE FUND SHARES

Initial Investment - Minimum $2,000


     You may purchase Retail class shares by completing the enclosed application and mailing it along with a check or money order payable to "The Rockland Growth
Fund Retail Class," to your securities dealer, the Distributor or the Transfer Agent, whose addresses are on the inside back cover page of this Prospectus. The minimum initial investment in the Fund's Retail Class is $2,000. Subsequent investments in the amount of at least $100 may be made by mail or by wire. For individual retirement accounts, the minimum initial investment is $2,000. For investors using the Automatic Investment Plan, the minimum investment is $100. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S.
bank, savings and loan, or credit union. Minimum investments are waived for employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Internal Revenue Code. These minimums can be changed or waived by the Fund at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.


     If your check does not clear, you will be charged a $20.00 service fee. You will also be responsible for any losses suffered by the Retail class as a result.
Neither cash nor third-party checks will be accepted.
All applications to purchase Retail class shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase order application in whole or in part.


Wire Purchases


     You may purchase Retail class shares by wire.
Please instruct your bank to use the following instructions when wiring funds:


       Wire to:  Firstar Bank Milwaukee, N.A.
                 ABA Number 075000022


        Credit:   Firstar Mutual Fund Services, LLC
                  Account 112-952-137


Further Credit:   The Rockland Growth Fund, Retail Class
                  (shareholder account number)
                  (shareholder name/account registration)


     Please call 1-800-497-3933 prior to wiring any funds to notify the Transfer Agent that the wire is coming and to confirm the wire instructions. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases


     You may purchase Retail class shares by moving money from your bank account to your Fund account.
Only bank accounts held at domestic financial institutions can be used for telephone transactions.
To have your Retail class shares purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer before the close of regular trading on such date. Most transfers are completed within three business days. Telephone transactions may not be used for initial purchases of Retail class shares.


Automatic Investment Plan - Minimum $100


     The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in the Fund from your bank checking account. The Fund will reduce the minimum initial investment to $100 for investors using the AIP. To establish the AIP, complete the appropriate section in the Fund's application. Under the AIP, you may choose to make investments on any business day from your financial institution in amounts of $100 or more.


     The AIP is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval.
However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Please refer to the SAI for additional information regarding the AIP, or call 1-800-497-3933.


Subsequent Investments - Minimum $100


     Additions to your account may be made by mail, wire or telephone. When making an additional purchase by mail, enclose a check payable to "The Rockland
Growth Fund Retail Class" along with the Additional
Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please use the wiring instructions listed above.

Offering Price

     Retail class shares are sold on a continual basis at the next Offering Price, which is the sum of the net asset value per share (next computed following (i) receipt of an order in proper form by a dealer, the Distributor or the Transfer Agent, as the case may be, and (ii) acceptance of such order by the Fund) and the sales charge as set forth below. Net asset value per share is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern Time) on each day the New York Stock Exchange is open. See "VALUATION OF
FUND SHARES." The sales charge imposed on purchases of Fund shares is as follows:

                        Total Sales Charge


                                   As a Percentage of     As a Percentage of
Amount Invested                      Offering Price         Your Investment

Less than $100,000                      3.00%                    3.09%
$100,000 but less than $250,000         2.00%                    2.04%
$250,000 but less than $500,000         1.00%                    1.01%
$500,000 and above                No sales charge          No sales charge




     Investors described under "Purchases at Net Asset
Value," below, may purchase shares of the Retail class without the imposition of a sales charge. In addition, no sales charge is imposed on the reinvestment of dividends or capital gains.

Purchases at Net Asset Value

     The following individuals and institutions may purchase Retail class shares without the imposition of a sales charge:

     (i) employee benefit plans qualified under Section
401(k) of the Internal Revenue Code of 1986, as amended, subject to minimum requirements with respect to the number of employees or amount of purchase, which may be established by the Fund (currently, those criteria require that the employer establishing the plan have 1,000 or more eligible employees);

     (ii) trustees, officers, and full-time employees of the Trust, the Fund, GCM and the Distributor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of GCM;

     (iii) registered securities brokers and dealers which have entered into a sales agreement with the Distributor, and their affiliates, for their investment account only;

     (iv) registered personnel and employees of such securities brokers and dealers referred to in (iii) above, and their spouses and family members, in accordance with the internal policies and procedures of the employing securities dealer;

     (v) investment advisers, financial planners and their clients who are charged a management, consulting or other fee for their services and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent; and




     (vi) in connection with acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.


     Please call 1-800-497-3933 for more information on purchases at net asset value.


Reducing Sales Charges


     There are two ways that you can combine multiple purchases of Retail class shares to take advantage of the breakpoints in the sales charge schedule: you may participate in the Fund's Right of Accumulation or execute a Letter of Intent. Both options are described in detail in the SAI.


Distribution Plan


     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"), which allows the Retail class to pay a distribution and shareholder servicing fee for the promotion and distribution of shares and for personal services provided to shareholders. The Retail class may be required to pay the Distributor a distribution and shareholder servicing fee of up to 0.25% of its average daily net assets computed on an annual basis.

                 HOW TO REDEEM SHARES

In General

     You may request redemption of part or all of your Retail class shares at any time. No redemption request will become effective until all documents have been received in proper form by the Transfer Agent. You should contact the Transfer Agent for further information concerning documentation required for a redemption of Retail class shares. The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, if you make a purchase by check, the Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared;
this may take up to twelve days.


     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after the Fund receives the broker or dealer's instructions to redeem shares. Some brokers or dealers may charge a fee in connection with such redemptions.

     Investors who have an Individual Retirement
Account ("IRA") must indicate on their redemption requests whether or not federal income tax should be withheld. Redemption requests failing to make an election will be subject to withholding.

Written Redemption

     For most redemption requests, you need only furnish a written, unconditional request to the Fund's
Transfer Agent. Requests for redemption must be signed exactly as the shares are registered, including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed.
Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer
Agent charges a $12.00 service fee for wire transactions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. The
Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.
Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box. Any written redemption request received within 15 days after an address change must be accompanied by a signature guarantee.

Telephone Redemption

     You may also redeem your shares by calling the Transfer Agent at 1-800-497-3933. In order to utilize this procedure, you must have previously elected this option on your account application and the redemption proceeds must be mailed directly to you or a predesignated account. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent or send a written request with signature(s) guaranteed to the Transfer
Agent. No telephone redemptions may be made within 15 days of any address change. The Fund reserves the right to limit the number of telephone redemptions you may make. You may not modify or cancel a telephone redemption request.

     The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, neither the Fund nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. The Fund reserves the right to refuse a telephone redemption request if so advised.

Signature Guarantees

     Signature guarantees are required for:

     (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares;

     (ii) redemption requests to be mailed or wired to other than the address of record; and

     (iii) any redemption request if a change of address request has been received by the Fund or Transfer Agent within the last 15 days.

     [Add a $ amount for signature guarantees?]


     A signature guarantee may be obtained from any eligible guarantor including banks, savings associations, credit unions, brokerage firms and others.


Termination of Accounts


     Your account may be terminated by the Fund on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $2,000.
Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven days of the redemption.

               VALUATION OF FUND SHARES


     The Fund's share price is determined as of the close of trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business and is calculated by taking the fair value of the Retail class' total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The Fund does not determine its net asset value on days the NYSE is closed. Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr.
Day, President's Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day, and
Christmas Day. If any of these holidays falls on a Saturday, the NYSE is not open on the preceding Friday and if a holiday falls on a Sunday, the NYSE is not open on the following Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.


    DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAX
                       TREATMENT


     For federal income tax purposes, all dividends and distributions of net realized short-term capital gains you receive from the Fund are taxable to you as ordinary income whether reinvested in additional shares or received in cash. Distributions of net realized long-term capital gains you receive from the Fund, whether received in cash or reinvested in additional shares, are taxable as a capital gain. The capital gain holding period and the applicable tax rate is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Retail class. You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.


     Dividends and capital gains, if any, are usually distributed annually in December. When a dividend or capital gain is distributed, the Retail class' net asset value will decrease by the amount of the payment.
A dividend paid shortly after the purchase of Retail shares will reduce the net asset value of the shares purchased by the amount of the dividend. All dividends or capital gains distributions will automatically be reinvested in additional shares of the Retail class at the then prevailing net asset value unless you specifically request that either dividends or capital gains or both be paid in cash. The election to receive dividends in cash or reinvest them in shares may be changed by writing to the Fund at P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.




                    YEAR 2000 ISSUE


     The Fund's operations depend on the seamless functioning of computer systems in the financial service industry, including those of GCM, Firstar and Firstar Bank. Many computer software systems in use today cannot properly process date-related information after December 31, 1999 due to the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of security trades, pricing, and account servicing for the Fund.


     GCM has made compliance with the Year 2000 Issue a high priority and is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its computer systems. GCM has also been informed that comparable steps are being taken by Firstar and Firstar Bank. GCM does not currently anticipate that the Year 2000 Issue will have a material impact on its ability to continue to fulfill its duties as investment adviser to the Fund.


           FINANCIAL HIGHLIGHTS OF THE FUND


     The financial highlights table is intended to help you understand the financial performance of the Fund's
Retail shares for the period from December 2, 1996
(commencement of operations) through September 30, 1997 and for the fiscal year ending September 30, 1998.
Certain information reflects financial results for a single Fund share. The total returns presented in the table represent the rate that an investor would have earned on an investment in the Fund for the stated periods (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG Peat Marwick L.L.P., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.


                                                                      December 2, 1996 (1)
                                             Fiscal Year Ended         through
                                            September 30, 1998    September 30,1997
Net asset value, beginning of year or period      $14.42                $10.00

Income from investment operations:
  Net investment loss                             (0.20)(2)             (0.15)(3)
  Net realized and unrealized gains (losses)
    on investments                                (2.73)                  4.57
    Total from investment operations              (2.93)                  4.42

Less distributions:
  Dividends in excess of net investment income       ---                   ---
  Distributions in excess of net realized capital
gains                                             (0.18)                   ---
  Return of capital                               (0.14)                   ---
    Total distributions                           (0.32)                   ---

Net asset value, end of year or period            $11.17                $14.42

Total return (4) (5)                            (20.44%)                44.20%

Supplemental data and ratios
  Net assets, end of period                   $1,137,385              $921,991
  Ratio of operating expenses to
    average net assets(6) (7)                      2.00%                 2.00%
  Ratio of net investment loss to
    average net assets(6) (7)                    (1.72%)               (1.36%)
  Portfolio turnover rate (8)                    352.27%               204.05%


____________________

(1)Commencement of operations.
(2)Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period December 2, 1996 through September 30, 1997.
(4)Not annualized for the period December 2, 1996 through September 30, 1997.
(5)The total return does not reflect the 3% front-end sales charge.
(6)Annualized for the period December 2, 1996 through September 30, 1997.
(7)Without expense reimbursements of $107,092 and $120,419 for the year ended September 30, 1998 and the period December 2, 1996 through September 30,
   1997, respectively, the ratio of operating expenses to average net assets would have been 2.85% and 4.23%, respectively, and the ratio of net investment loss to average net assets would have been (2.57%) and (3.60%).
(8)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

               ADDITIONAL INFORMATION

TRUSTEES

Mr. Charles S. Cruice
Mr. Richard H. Gould
Mr. Robert D. Harrison
Dr. Peter Utsinger
Mr. Richard W. Vague


OFFICERS

Mr. Charles S. Cruice, President
Mr. Richard H. Gould, Treasurer
Mr. Jeffrey Rugen, Secretary


INVESTMENT ADVISOR

Greenville Capital Management, Inc.
100 South Rockland Falls Road
Rockland, DE  19732


CUSTODIAN

Firstar Bank Milwaukee, N.A.
777 East Wisconsin Avenue
Milwaukee, WI  53202


TRANSFER AGENT, ADMINISTRATOR AND FUND ACCOUNTANT


Firstar Mutual Fund Services, LLC


For overnight deliveries, use:     For regular mail deliveries, use:
Third Floor                        P.O. Box 701
615 East Michigan Street           Milwaukee, WI 53201-0701
Milwaukee, WI  53202


1-800-497-3933


INDEPENDENT ACCOUNTANTS

KPMG Peat Marwick LLP
777 East Wisconsin Avenue
Milwaukee, WI  53202


DISTRIBUTOR


AmeriPrime Financial Securities Inc.
1793 Kingswood Drive, Suite 200
Southlake, Texas  76092


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI  53202

     The SAI contains additional information about the Fund. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
The Fund's SAI, which is incorporated by reference into this Prospectus, annual reports and semi-annual reports are available without charge upon request to the address, toll-free telephone number, or Website noted on the cover page of this Prospectus. These documents may also be obtained from certain financial intermediaries who purchase or sell Fund shares.
General inquiries regarding the Fund can be directed to the Fund at the address and toll-free telephone number on the cover page of this Prospectus.


     Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C.  Please call the SEC at 1-800-
SEC-0330 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are also available on the SEC's Internet Website located at http://www.sec.gov.
Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington,
D.C. 20549-6009.


     The Fund's 1940 Act File Number is 811-7743.

                      PROSPECTUS

                  January ____, 1999

          Greenville Capital Management, Inc.
                       Presents

               The Rockland Growth Fund
                      a Series of

               The Rockland Funds Trust

                     P. O. Box 701
            Milwaukee, Wisconsin 53201-0701

               Telephone:  1-800-497-3933
            Website:  www.greenvillecap.com


The investment objective of The Rockland Growth Fund
(the "Fund") is to seek capital appreciation. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies.
The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, Greenville Capital
Management, Inc., ("GCM") has been overlooked by Wall
Street analysts.


This Prospectus contains information you should consider before you invest in the Fund's Institutional shares. Please read this Prospectus carefully and keep it for future reference.



            ______________________________

Neither the Securities and Exchange Commission (the
"SEC") nor any state securities commission has approved or disapproved of the securities offered by this Prospectus, nor has the SEC or any state securities commission passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

                   TABLE OF CONTENTS
                                                           Page No.

SUMMARY                                                         3

FUND FEES AND EXPENSES                                          5

INVESTMENT OBJECTIVE                                            5

INVESTMENT STRATEGY                                             6

IMPLEMENTATION OF INVESTMENT OBJECTIVE                          6

FUND MANAGEMENT                                                 7

CUSTODIAN, TRANSFER AGENT, ADMINISTRATOR AND FUND
ACCOUNTANT                                                      7

DISTRIBUTOR                                                     7

HOW TO PURCHASE FUND SHARES                                     8

HOW TO REDEEM SHARES                                            9

VALUATION OF FUND SHARES                                       10

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT                                                      10

YEAR 2000 ISSUE                                                11

FINANCIAL HIGHLIGHTS OF THE FUND                               11

ADDITIONAL INFORMATION                                         13


     No   person  has  been  authorized  to  give   any
information or to make any representations other than those contained in this Prospectus and the Fund's
Statement of Additional Information ("SAI"), and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities in any state to any person to whom it is unlawful to make such offer in such state.

                        SUMMARY

Investment Objective

     The investment objective of the Fund is to seek capital appreciation. The Fund seeks to achieve its investment objective by investing its assets primarily in equity securities of domestic companies. For more information, see "INVESTMENT OBJECTIVE" and
"IMPLEMENTATION OF INVESTMENT OBJECTIVE."

Investment Advisor

     GCM is the investment advisor to the Fund. GCM was organized in 1989 and acts as the investment advisor to individual and institutional clients with investment portfolios of approximately $___ million.
See "FUND MANAGEMENT."




Types of Investments


     The Fund intends to invest primarily in high quality growth companies with an emphasis on those companies whose growth potential, in GCM's opinion, has been overlooked by Wall Street analysts. The Fund will emphasize investments in equity securities of small capitalization companies. For temporary defensive purposes the Fund may invest in cash and money market instruments. The Fund may sell short up to 25% of its portfolio. The Fund only intends to use short positions for brief periods to reduce the Fund's overall risk and to increase the Fund's pool of potential investment ideas. For more information, see
"INVESTMENT STRATEGY" and "IMPLEMENTATION OF INVESTMENT
OBJECTIVE."


Principal Risks


     Risks associated with investing in the Fund include the risks that:


     (1) the market value of a stock may fluctuate unpredictably due to overall market trends;
          and


     (2) a strategy used by GCM, including using short positions, may fail to produce the intended result.


     Market Conditions. Because the stock market and individual stock prices fluctuate, you may receive more or less money than you originally invested.
Accordingly, you may lose money on your investment.
Individual stock prices do not necessarily correlate to overall market moves. The stock market has for a number of years experienced strong growth, however, the market is also subject to periods of poor performance.


     Short Positions. The Fund intends to use short positions to reduce the Fund's overall risk. However, short positions are risky and there is no guarantee that the stocks which are sold short by the Fund will decline in value. If GCM is incorrect in determining which stocks to sell short, the Fund will experience a loss on the position.


     Suitability. The Fund is not a short-term investment vehicle. Rather, it is suitable for long-term investors only who seek to invest a portion of their overall portfolio in an aggressive equity mutual fund. You must be willing to accept a high degree of volatility and have no immediate financial requirements for this investment. The Fund is designed for those investors who are willing to accept a higher degree of risk with the potential for higher returns in the future.


     Past Performance. The performance information that follows gives some indication of how the Fund's performance can vary, which is one measure of the risk of investing in the Fund. Please remember that the Fund's past performance does not reflect how the Fund may perform in the future.

       1997 and 1998 Calendar Year Total Return
                      [bar chart]


50%
40%
30%
20%     19.59%
10%       |
0%        |
        1997


*  The Fund's fiscal year-end is September 30th.  The
Fund's total return from January 1, 1998 through
September 30, 1998 was   %.


           Best and Worst Quarterly Returns


                    % (quarter, 199 )

                    % (quarter, 199 )


             Average Annual Total Returns
                    as of 12/31/98


                            1 Year   Since Inception

     Fund                     %         _______%

     Russell 2000 Index       %         _______%

     S&P 500 Index            %         _______%

     NASDAQ Composite Index   %         _______%


     *The Russell 2000 Index is an unmanaged index generally representative of the U.S. market for small cap stocks. The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The NASDAQ Composite Index is an unmanaged index generally representative of the market for small domestic stocks.

               FUND FEES  AND EXPENSES


     The table and footnotes which follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                   Institutional Class

     Shareholder Fees
     (fees paid directly from your investment)*


     Maximum Sales Charge (Load) Imposed on Purchases       NONE
       (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load)                   NONE
       (as a percentage of offering price)
     Redemption Fee (as a percentage of amount redeemed)    NONE
     Exchange Fee                                           NONE


     Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)


     Management Fee                                        1.00%
     Distribution and Service (12b-1) Fees                  NONE
     Other Expenses                                        1.60%(1)
     TOTAL ANNUAL FUND OPERATING EXPENSES                  2.60%

_________________________

(1)For the fiscal year ended September 30, 1998, GCM voluntarily agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Institutional Class' Total Operating Expenses did not exceed 1.75% of the Fund's average daily net assets. GCM has voluntarily agreed to continue this waiver/reimbursement policy for the year ending
   September 30, 1999. "Other expenses" are presented before any waivers or reimbursements. If the waivers and/or reimbursements are included in the calculation of "other expenses" (i.e., if actual
   "other expenses" are shown), other expenses and total annual operating expenses would be 0.75% and 1.75%, respectively.

*There are certain charges associated with certain services offered by the Fund, such as a service fee of $12.00 for redemptions effected via wire transfer.

                        Example

     The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you have a 5% return each year and that the Fund's total annual operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:


     1 Year    3 Years    5 Years    10 Years

      $178       $551       $949      $2,062




                 INVESTMENT OBJECTIVE


     The Fund's investment objective is to seek capital appreciation. Under normal market conditions, the Fund will attempt to achieve this objective by investing its assets primarily in common stocks and other equity securities of domestic companies. The Fund may also invest in short-term fixed-income securities to provide the Fund with liquidity and flexibility.

                       INVESTMENT STRATEGY


     In managing the Fund's portfolio, GCM seeks to make investments in high quality growth stocks with an emphasis on those companies whose growth potential, in GCM's opinion, has been overlooked by Wall Street analysts. In addition, the Fund may sell short up to 25% of its portfolio. The Fund will generally invest in companies with market capitalizations ranging from $100 million to $2 billion. GCM's general strategy is to take advantage of investment and trading opportunities that investors might not otherwise have the time, expertise or inclination to exploit themselves.


     When making investment decisions, GCM utilizes information and analyses from numerous sources regarding a company's sales and earnings growth;
earnings power, trends and predictability; industry, economic and political trends; relative valuation; and liquidity, to determine whether the security has the growth potential suitable for the Fund. The Fund is only intended to be an investment vehicle for that part of your capital which can appropriately be exposed to above average risk in anticipation of greater rewards.
The Fund is not designed to offer a balanced investment program suitable for all investors.




        IMPLEMENTATION OF INVESTMENT OBJECTIVE


In General


     In implementing its investment objective, the Fund may invest in the following securities and use the following investment techniques. Some of these securities and investment techniques involve special risks, which are described below, elsewhere in the Prospectus, and in the Fund's SAI.


Common Stock and Other Equity Securities


     The Fund will invest in common stocks and other equity securities. Other equity securities include preferred stocks, warrants to purchase common stocks or preferred stocks and securities convertible into common or preferred stocks (such as convertible bonds and debentures). Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. The Fund is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed-income securities.


Temporary Strategies


     When GCM believes that adverse economic or market conditions justify such action, the Fund may invest up to 100% of its assets temporarily in short-term fixed-income securities. Short-term fixed-income securities include U.S. government securities, certificates of deposit, bank time deposits, bankers' acceptances, repurchase agreements and commercial paper and commercial paper master notes rated A-1 or better by S&P, Prime-1 or better by Moody's, Duff 2 or higher by D&P or Fitch 2 or higher by Fitch. It is impossible to predict when or for how long GCM may employ these strategies for the Fund. To the extent the Fund engages in any of these temporary strategies, the Fund may not achieve its investment objective.

Illiquid Securities
<Rr
     The Fund may invest up to 10% of the value of its net assets in illiquid securities.
[/R]
ADRs

     The Fund may invest up to 25% of the value of its net assets in ADRs or other instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S.
dollars.



     Investments in ADRs may involve risks which are in addition to the usual risks inherent in domestic investment. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, many foreign companies are not subject to uniform accounting, auditing and financial reporting standards. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

Options and Futures Transactions

     The Fund may engage in options and futures
transactions which are sometimes referred to as
derivative transactions.   The Fund's options and
futures transactions may include instruments such as stock index options and futures contracts. Such transactions may be used for several reasons, including hedging unrealized portfolio gains. The Fund will not enter into options and futures transactions if more than 50% of the Fund's net assets would be committed to such instruments. The Fund may hold a futures or options position until its expiration, or it can close out such a position before then at current value if a liquid secondary market is available. If the Fund cannot close out a position, it may suffer a loss apart from any loss or gain experienced at the time the Fund decided to close the position.

Short Sales

     The Fund may engage in short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the borrowed security at whatever its price may be at the time the Fund purchases it for delivery to the lender. When a short sale transaction is closed out, any gain or loss on the transaction is taxable as a short term capital gain or loss. All short sales will be fully collateralized, and no short sale will be effected which would cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.


                    FUND MANAGEMENT




     The Fund has entered into an Investment Advisory
Agreement with GCM under which GCM manages the Fund's investments and business affairs, subject to the supervision of the Fund's Board of Trustees.




     GCM was founded in 1989 and serves as investment advisor to individual and institutional clients. As of December 31, 1998, GCM managed approximately $________ in assets. GCM is located at 100 South Rockland Falls
Road, Rockland, Delaware 19732.  Under the Investment
Advisory Agreement the Fund compensates GCM for its investment advisory services at the annual rate of 1.00% of the Fund's average daily net assets. For the fiscal year ended September 30, 1998, GCM agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to ensure that the Institutional class' total operating expenses did not exceed 1.75% of the Fund's average daily net assets.
GCM has agreed to continue this waiver/reimbursement policy for the fiscal year ending September 30, 1999.
Any such waiver or reimbursement will have the effect of lowering the overall expense ratio for the Institutional class and increasing the Institutional class' overall return to investors at the time any such amounts were waived and/or reimbursed.


     The Fund is currently co-managed by Charles S.
Cruice and Richard H. Gould.  Mr. Cruice has been the
President of GCM since 1989. Mr. Cruice began his career at Dean Witter Reynolds, Inc. in 1974 and joined
Friess Associates Inc., an investment management company, in 1978. Mr. Cruice holds a BA from the University of Denver. Mr. Gould has been a Vice
President of GCM since 1994.  Prior to joining GCM, Mr.
Gould was an equity analyst with PNC Investment
Management and co-managed the PNC Small Cap Growth
Fund, currently called the Blackrock Small Cap Growth
Fund.  Mr. Gould is a Chartered Financial Analyst and a
Chartered Market Technician. Mr. Gould received his BS in 1982 and his MBA in Finance in 1985 from The
Pennsylvania State University.


   CUSTODIAN, TRANSFER AGENT, ADMINISTRATOR AND FUND
                      ACCOUNTANT


     Firstar Bank Milwaukee, N.A. ("Firstar Bank"), acts as custodian of the Fund's assets. Firstar Mutual
Fund Services, LLC ("Firstar") acts as transfer agent
(the "Transfer Agent") for the Fund and as the Fund's
Administrator and Fund Accountant.


                      DISTRIBUTOR


     AmeriPrime Financial Securities, Inc. (the
"Distributor"), serves as the principal underwriter to distribute the Fund's shares. Pursuant to an Underwriting Agreement with the Fund, the Distributor will be paid an annual fee.

              HOW TO PURCHASE FUND SHARES



Initial Investment - Minimum $10,000


     You may purchase Institutional class shares by completing the enclosed application and mailing it along with a check or money order payable to "The
Rockland Growth Fund Institutional Class," to your securities dealer, the Distributor or the Transfer
Agent, whose addresses are on the inside back cover page of this Prospectus. The minimum initial investment in the Fund's Institutional class is $10,000.
Subsequent investments in the amount of at least $250 may be made by mail or by wire. For individual retirement accounts ("IRAs"), the minimum initial investment is $2,000. Applications will not be accepted unless they are accompanied by payment in U.S.
funds. Payment should be made by check or money order drawn on a U.S. bank, savings and loan, or credit union. Minimum investments are waived for employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Internal Revenue Code. These minimums can be changed or waived by the Fund at any time.
Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

     If your check does not clear, you will be charged a $20.00 service fee. You will also be responsible for any losses suffered by the Institutional class as a result. Neither cash nor third-party checks will be accepted. All applications to purchase Institutional class shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase order application in whole or in part.

Wire Purchases

     You may purchase Institutional class shares by wire. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

          Wire to:  Firstar Bank Milwaukee, N.A.
                    ABA Number 075000022







          Credit:   Firstar Mutual Fund Services, LLC
                    Account 112-952-137

          Further Credit:     The Rockland Growth Fund,
Institutional class
                    (shareholder account number)
                    (shareholder name/account registration)

     Please call 1-800-497-3933 prior to wiring any funds to notify the Transfer Agent that the wire is coming and to confirm the wire instructions. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     You may purchase Institutional class shares by moving money from your bank account to your Fund account. To have your Institutional class shares purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer
Agent must receive both the purchase order and payment by Electronic Funds Transfer before the close of regular trading on such date. Most transfers are completed within three business days. Telephone transactions may not be used for initial purchases of Institutional class shares.

Automatic Investment Plan

     The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in the Fund from your bank checking account. To establish the AIP, complete the Fund's AIP application. Under the AIP, you may choose to make investments on any business day from your financial institution in amounts of $250 or more.


     The AIP is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval.
However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Please refer to the SAI for additional information regarding the AIP, or call 1-800-497-3933.

Subsequent Investments - Minimum $250


     Additions to your account may be made by mail, wire or telephone. When making an additional purchase by mail, enclose a check payable to "The Rockland
Growth Fund Institutional Class" along with the
Additional Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please use the wiring instructions listed above.



                 HOW TO REDEEM SHARES

In General

     You may request redemption of part or all of your Institutional class shares at any time. No redemption request will become effective until all documents have been received in proper form by the Transfer Agent.
You should contact the Transfer Agent for further information concerning documentation required for a redemption of Institutional class shares. The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, if you make a purchase by check, the Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared;
this may take up to twelve days.


     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after the Fund receives the broker or dealer's instruction to redeem shares. Some brokers or dealers may charge a fee in connection with such redemptions.


     Investors who have an Individual Retirement
Account ("IRA") must indicate on their redemption requests whether or not federal income tax should be withheld. Redemption requests failing to indicate an election will be subject to withholding.

Written Redemption

     For most redemption requests, you need only furnish a written, unconditional request to the Fund's
Transfer Agent. Requests for redemption must be signed exactly as the shares are registered, including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed.
Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer
Agent charges a $12.00 service fee for wire transactions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. The
Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.
Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.


Telephone Redemption

     You may also redeem your shares by calling the Transfer Agent at 1-800-497-3933. In order to utilize this procedure, you must have previously elected this option on your account application, and the redemption proceeds must be mailed directly to you or a predesignated account. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent or send a written request with signature(s) guaranteed to the Transfer
Agent. No telephone redemptions may be made within 15 days of any address change. The Fund reserves the right to limit the number of telephone redemptions you may make. You may not modify or cancel a telephone redemption request.

     The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, neither the Fund nor the Transfer Agent will be liable for any loss, cost or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. The Fund reserves the right to refuse a telephone redemption request if so advised.

Signature Guarantees

     Signature guarantees are required for:

     (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares;

     (ii) redemption requests to be mailed or wired to other than the address of record; and


     (iii) any redemption request if a change of address request has been received by the Fund or Transfer Agent within the last 15 days.


     [Add a $ amount for signature guarantees?]


     A signature guarantee may be obtained from any eligible guarantor including banks, savings associations, credit unions, brokerage firms and others.


Termination of Accounts

     Your account may be terminated by the Fund on not less than 30 days' written notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below
$10,000. Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven days of the redemption.



               VALUATION OF FUND SHARES


     The Fund's share price is determined as of the close of trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business and is calculated by taking the fair value of the Institutional class' total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The Fund does not determine its net asset value on days the NYSE is closed. Currently, the NYSE is closed on New Year's Day, Martin Luther
King, Jr. Day, President's Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day, and
Christmas Day. If any of these holidays falls on a Saturday, the NYSE is not open on the preceding Friday and if a holiday falls on a Sunday, the NYSE is not open on the following Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

    DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                       TREATMENT



     For federal income tax purposes, all dividends and distributions of net realized short-term capital gains you receive from the Fund are taxable to you as ordinary income whether reinvested in additional shares or received in cash. Distributions of net realized long-term capital gains you receive from the Fund, whether received in cash or reinvested in additional shares, are taxable as a capital gain. The capital gain holding period and the applicable tax rate is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Institutional class. You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year.
Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.


     Dividends and capital gains, if any, are usually distributed annually in December. When a dividend or capital gain is distributed, the Institutional class' net asset value will decrease by the amount of the payment. A dividend paid shortly after the purchase of Institutional shares will reduce the net asset value of the shares purchased by the amount of the dividend.
All dividends or capital gains distributions will automatically be reinvested in additional shares of the Institutional class at the then prevailing net asset value unless you specifically request that either dividends or capital gains or both be paid in cash.
The election to receive dividends in cash or reinvest them in shares may be changed by writing to the Fund at P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.

                         YEAR 2000 ISSUE


     The Fund's operations depend on the seamless functioning of computer systems in the financial service industry, including those of GCM, Firstar and Firstar Bank. Many computer software systems in use today cannot properly process date-related information after December 31, 1999 due to the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of security trades, pricing, and account servicing for the Fund.


     GCM has made compliance with the Year 2000 Issue a high priority and is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its computer systems. GCM has also been informed that comparable steps are being taken by Firstar and Firstar Bank. GCM does not currently anticipate that the Year 2000 Issue will have a material impact on its ability to continue to fulfill its duties as investment adviser to the Fund.


           FINANCIAL HIGHLIGHTS OF THE FUND


     The financial highlights table is intended to help you understand the Fund's financial performance for the Fund's Institutional shares for the period from December 2, 1996 (commencement of operations) through
September 30, 1997 and for the fiscal year ending
September 30, 1998. Certain information reflects financial results for a single Fund share. The total returns presented in the table represent the rate that an investor would have earned on an investment in the Fund for the stated periods (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG Peat Marwick L.L.P., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.


                                                                    December 2, 1996 (1)
                                           Fiscal Year Ended         through
                                           September 30, 1998   September 30,1997

Per Share Data:

Net asset value, beginning of period           $    14.43           $    10.00

Income from investment operations:
  Net investment loss                              (0.17)(2)            (0.11)(3)
  Net realized and unrealized gains (losses)
    on investments                                 (2.73)                 4.56
         Total from investment operations          (2.90)                 4.45

Less distributions:
  Dividends in excess of net investment income        ---               (0.02)
  Distributions in excess of net realized gains    (0.18)                  ---
  Return of capital                                (0.14)                  ---
         Total distributions                       (0.32)               (0.02)

Net asset value, end of period                   $  11.21             $  14.43

Total return (4)                                 (20.21%)               44.53%

Supplemental data and ratios:
  Net assets, end of period                   $10,681,337          $10,858,957
  Ratio of operating expenses to
    average net assets (5)(6)                       1.75%                1.75%
  Ratio of net investment loss to
    average net assets (5)(6)                     (1.47%)              (1.11)%
  Portfolio turnover rate (7)                     353.27%              204.05%

     ____________________

     (1)Commencement of operations.

     (2)Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
     (3)Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period December 2, 1996 through September 30, 1997.
     (4)Not annualized for the period December 2, 1996 through September 30, 1997.
     (5)Annualized for the period December 2, 1996 through September 30, 1997.
     (6)Without expense reimbursements of $107,092 and $120,419 for the year ended September 30, 1998 and the period December 2, 1996 through September 30, 1997, respectively, the ratio of operating expenses to average net assets would have been 2.60% and 3.98%, respectively, and the ratio of net investment loss to average net assets would have been (2.32%) and (3.35%), respectively.
     (7)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

              ADDITIONAL INFORMATION

TRUSTEES

Mr. Charles S. Cruice
Mr. Richard H. Gould
Mr. Robert D. Harrison
Dr. Peter Utsinger
Mr. Richard W. Vague


OFFICERS

Mr. Charles S. Cruice, President
Mr. Richard H. Gould, Treasurer
Mr. Jeffrey Rugen, Secretary


INVESTMENT ADVISOR

Greenville Capital Management, Inc.
100 South Rockland Falls Road
Rockland, DE  19732


CUSTODIAN

Firstar Bank Milwaukee, N.A.
777 East Wisconsin Avenue
Milwaukee, WI  53202


TRANSFER AGENT, ADMINISTRATOR AND FUND ACCOUNTANT


Firstar Mutual Fund Services, LLC


For overnight deliveries, use:  For regular mail deliveries, use:
Third Floor                     P.O. Box 701
615 East Michigan Street        Milwaukee, WI  53201-0701
Milwaukee, WI  53202


1-800-497-3933


INDEPENDENT ACCOUNTANTS

KPMG Peat Marwick LLP
777 East Wisconsin Avenue
Milwaukee, WI  53202


DISTRIBUTOR


AmeriPrime Financial Securities Inc.
1793 Kingswood Drive, Suite 200
Southlake, Texas 76092

LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI  53202


     The SAI contains additional information about the Fund. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
The Fund's SAI, which is incorporated by reference into this Prospectus, annual reports and semi-annual reports are available without charge upon request to the address, toll-free telephone number, or Website noted on the cover page of this Prospectus. These documents may also be obtained from certain financial intermediaries who purchase or sell Fund shares.
General inquiries regarding the Fund can be directed to the Fund at the address and toll-free telephone number on the cover page of this Prospectus.


     Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C.  Please call the SEC at 1-800-
SEC-0330 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are also available on the SEC's Internet Website located at http://www.sec.gov.
Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington,
D.C. 20549-6009.


     The Fund's 1940 Act File Number is 811-7743.

          STATEMENT OF ADDITIONAL INFORMATION

               The Rockland Growth Fund
                      a series of
               The Rockland Funds Trust
                     sponsored by
          Greenville Capital Management, Inc.

                     P. O. Box 701
            Milwaukee, Wisconsin 53201-0701
              Telephone:  1-800-497-3933
           Website:  www. greenvillecap.com


     This Statement of Additional Information is not  a
prospectus  and  should be read in conjunction  with  a
Retail   or  Institutional  class  Prospectus  of   The
Rockland Growth Fund (the "Fund"), dated January _____,
1999.  The Fund is a series of The Rockland Funds Trust
(the "Trust").


     The Fund's audited financial statements for the year ended September 30, 1998 are incorporated herein by reference to the Fund's 1998 Annual Report.


     A copy of the Prospectus is available without charge upon request to the above-noted address, toll-free telephone number or website.


   This Statement of Additional Information is dated
                  January ____, 1999.

               THE ROCKLAND GROWTH FUND


                   TABLE OF CONTENTS


                                                            Page No.

FUND ORGANIZATION                                               3

INVESTMENT RESTRICTIONS                                         4

IMPLEMENTATION OF INVESTMENT OBJECTIVE                          5

TRUSTEES AND OFFICERS OF THE TRUST                             16

PRINCIPAL SHAREHOLDERS                                         18

INVESTMENT ADVISOR                                             18

PORTFOLIO TRANSACTIONS AND BROKERAGE                           19

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT        20

ADMINISTRATOR AND FUND ACCOUNTANT                              20

UNDERWRITER                                                    20

DISTRIBUTION PLAN                                              21

PURCHASE AND PRICING OF SHARES                                 23

TAXATION OF THE FUND                                           26

PERFORMANCE INFORMATION                                        26

INDEPENDENT ACCOUNTANTS                                        28

FINANCIAL STATEMENTS                                           28

APPENDIX                                                      A-1


     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional
Information and related Prospectuses, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund.


This Statement of Additional Information does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                   FUND ORGANIZATION


     The Trust is an open-end, diversified, management investment company commonly referred to as a mutual fund. The Fund is a series of common stock of the Trust, a Delaware business trust organized on July 31, 1996. The Trust is authorized to issue an unlimited number of shares of beneficial interest in separate series and to create classes of shares within each series. Currently, the Fund is the only series of the Trust, which consists of an Institutional class and a Retail class. Each class of shares represents interests in the assets of the Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees relating to the Retail class shares are borne separately by that class. If the Trust issues additional series, the assets belonging to each series of shares will be held separately by the Trust's custodian, and in effect each series will be a separate fund.


     Each share, irrespective of series or class, is entitled to one vote on all questions, except that certain matters must be voted on separately by the series or class of shares affected, and matters affecting only one series or class are voted upon only by that series or class. All shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so, and in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees.


     The Trust will not hold annual shareholders' meeting except when required by the Investment Company
Act of 1940, as amended (the "1940 Act"). There will normally be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, at which time the Trustees then in office will call a shareholders meeting for the election of Trustees.


     The Trust's Bylaws also contain procedures for the removal of Trustees by shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed
Trustees.


     Upon the written request of the holders of shares
entitled to not less than ten percent (10%) of all the
votes entitled to be cast at such meeting, the
Secretary of the Trust shall promptly call a special
meeting of shareholders for the purpose of voting upon
the question of removal of any Trustee.  Whenever ten
or more shareholders of record who have been such for
at least six months preceding the date of application,
and who hold in the aggregate either shares having a
net asset value of at least $25,000 or at least one
percent (1%) of the total outstanding shares, whichever
is less, shall apply to the Trust's Secretary in
writing, stating that they wish to communicate with
other shareholders with a view to obtaining signatures
to a request for a meeting as described above and
accompanied by a form of communication and request
which they wish to transmit, the Secretary shall within
five business days after such application either:  (1)
afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.


     If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.


     After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

               INVESTMENT RESTRICTIONS

     The investment objective of The Rockland Growth
Fund (the "Fund") is to seek capital appreciation. The following is a complete list of the Fund's fundamental investment limitations which cannot be changed without the approval of a majority of the Fund's outstanding voting securities. As used herein, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares of common stock of the Fund represented at a meeting at which more than 50% of the outstanding shares are present; or (ii) more than 50% of the outstanding shares common stock of the Fund.

     The Fund may not:

          1. With respect to 75% of its total assets, purchase securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

          2.  Borrow money, except that the Fund may
     (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

          3. Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

          4.  Make loans to other persons, except
     through (i) the purchase of investments
     permissible under the Fund's investment policies,
     (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

          5.  Purchase or sell physical commodities
     unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

          6.  Purchase or sell real estate unless
     acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

          7.  Issue senior securities, except as
     permitted under the 1940 Act.

          8. Purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers whose principal business activities are in the same industry.

     Except for the fundamental investment limitations listed above and the Fund's investment objective, the Fund's other investment policies are not fundamental and may be changed with approval of the Trust's Board of Trustees. With the exception of the investment restriction set out in item 2 above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

     The following investment limitations may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund may not:

          1.  Sell more than 25% of the Fund's assets
     short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

          2.  Purchase securities on margin, except
     that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

          3.  Pledge, mortgage or hypothecate any
     assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33
     1/3% of the Fund's total assets at the time of the borrowing or investment.

          4.  Invest in illiquid securities if, as a
     result of such investment, more than 10% of the Fund's net assets would be invested in illiquid securities.

          5. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and applicable state law.

          6.  Enter into futures contracts or related
     options if more than 50% of the Fund's net assets would be represented by futures contracts or more than 5% of the Fund's net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

          7. Invest in direct interests in oil, gas or other mineral exploration programs or leases;
     however, the Fund may invest in the securities of issuers that engage in these activities.

          8.  Purchase securities when borrowings
     exceed 5% of its total assets.


        IMPLEMENTATION OF INVESTMENT OBJECTIVE


     The following information supplements the discussion of the Fund's investment objective and strategy described in the Prospectuses under the captions "INVESTMENT OBJECTIVE" and "IMPLEMENTATION OF
INVESTMENT OBJECTIVE."

Illiquid Securities

     The Fund may invest up to 10% of its net assets in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include restricted securities
(securities the disposition of which is restricted under the federal securities laws). The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 10% limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the "Securities
Act"), including securities that may be resold pursuant to Rule 144A under the Securities Act, may be considered liquid. The Board of Trustees of the Trust has delegated to Greenville Capital Management, Inc.
("GCM") the day-to-day determination of the liquidity of any Rule 144A security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed
GCM to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof
(e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors.

     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Trustees of the Trust. If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 10% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Temporary Strategies


     When GCM believes that adverse economic or market conditions justify such action, the Fund may invest up to 100% of its assets in short-term fixed income securities, including without limitation, the following:

          1.  U.S. government securities, including
     bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S.
     government agencies or instrumentalities.  U.S.
     government agency securities include securities issued by (a) the Federal Housing Administration,
     Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal
     Home Loan Banks, Federal Intermediate Credit
     Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan
     Marketing Association, the Inter-American
     Development Bank, and the International Bank for
     Reconstruction and Development, whose securities are supported only by the credit of such agencies.
     While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

          2.  Certificates of Deposit issued against
     funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 10% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Fund will not generally be fully insured.

          3. Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then
     "accepted" by a bank that, in effect,
     unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

          4.  Repurchase agreements which involve
     purchases of debt securities. In such a transaction, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such transactions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Fund may invest.
     Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. GCM monitors the value of the collateral at the time the transaction is entered into and at all times during the term of the repurchase agreement. GCM does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

          5. Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

          6.  Commercial paper, which are short-term
     unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and the corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. GCM will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of GCM, of comparable quality.

Hedging Strategies

     General Description of Hedging Strategies

     The Fund may engage in hedging activities in the future without obtaining shareholder approval. GCM may cause the Fund to utilize a variety of financial instruments, including options, futures contracts
(sometimes referred to as "futures") and options on futures contracts to attempt to hedge the Fund's portfolio.

     Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest.
The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission
(the "SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures
Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments will be limited by tax considerations.

     General Limitations on Futures and Options
Transactions

     The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures
Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodities Exchange Act (the "CEA"), the notice of eligibility for the Fund includes the following representation that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if aggregate initial margins and premiums paid do not exceed 5% of the net asset value of the Fund. In addition, the Fund will not enter into futures contracts and futures options transactions if more than 50% of its net assets would be committed to such instruments. The Fund will not purchase or write over-the-counter options.

     The foregoing limitations are not fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit.
Various exchanges and regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the possible transactions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

     Asset Coverage for Futures and Options Positions

     The Fund will comply with regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash and/or liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets and will be marked-to-market daily.

     Purchasing Put and Call Options

     Put Options.  The Fund may purchase put options.
As the holder of a put option, the Fund would have the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or to profit from a decline in the value of securities it does not own. This protection is provided only during the exercise period. For example, the Fund may purchase a put option to protect unrealized appreciation of a security where GCM deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

     The Fund may also purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

     The premium paid by the Fund when purchasing a put option will be recorded as an asset of the Fund and will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon exercise, the selling
(writing) of an identical option in a closing action, or the delivery of the underlying security upon the exercise of the option.

     Call Options.  The Fund may purchase call options.
As the holder of a call option, the Fund would have the right to purchase the underlying security at the exercise price at any time during the exercise period.
The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of hedging against a possible increase in the price of securities at a time when the Fund has a significant cash position. The Fund may also purchase call options in order to acquire the underlying securities.

     The Fund may purchase call options on underlying securities owned by it. A call option may be purchased when tax considerations make it inadvisable to realize gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price would result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

     The Fund may also purchase call options for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring securities directly; the net cost may also exceed the cost of acquiring securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as the Fund holds such a call option rather than the underlying security itself the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

     Stock Index Options

     The Fund may (i) purchase stock index options for any purpose, (ii) sell stock index options in order to close out existing positions, and/or (iii) write covered options on stock indexes for hedging purposes.
Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

     A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business
Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock
Exchange, the American Stock Exchange, the Pacific
Stock Exchange, and the Philadelphia Stock Exchange.

     The Fund will sell (write) stock index options for hedging purposes or in order to close out positions in stock index options which the Fund has purchased. The
Fund may only write covered options. The Fund may cover a call option on a stock index it writes by, for example, having a portfolio of securities which approximately correlates with the stock index.

     Put options may be purchased in order to hedge against an anticipated decline in stock market prices that might adversely affect the value of the Fund's portfolio securities or in an attempt to capitalize on an anticipated decline in stock market prices. If the Fund purchases a put option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any decline in the level of the stock index below the exercise price.
Such payments would tend to offset a decline in the value of the Fund's portfolio securities. If, however, the level of the stock index increases and remains above the exercise price while the put option is outstanding, the Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be offset by an increase in the value of the Fund's portfolio securities.

     Call options on stock indexes may be purchased in order to participate in an anticipated increase in stock market prices or to hedge against higher prices for securities that the Fund intends to buy in the future. If the Fund purchases a call option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the stock index above the exercise price. Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks. Such payments may also offset increases in the price of stocks that the Fund intends to purchase. If, however, the level of the stock index declines and remains below the exercise price while the call option is outstanding, the Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be offset by a reduction in the price the Fund pays to buy additional securities for its portfolio.

     The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indexes will be subject to the ability of the Fund's investment advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in the Fund's portfolio securities. Inasmuch as the Fund's portfolio securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of the Fund's put options on the stock indexes. It is also possible that there may be a negative correlation between the index and the Fund's portfolio securities which would result in a loss on both such portfolio securities and the options on stock indexes acquired by the Fund.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

     Writing Covered Call and Put Options



     Covered Call Options. The Fund may write (sell) covered call options and purchase options to close out options previously written by the Fund. The purpose of writing covered call options is to reduce the effect of price fluctuations of the securities owned by the Fund
(and involved in the options) on the Fund's net asset value per share. Although premiums may be generated through the use of covered call options, GCM does not consider the premiums which may be generated as the primary reason for writing covered call options.

     A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, such writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing the option the writer previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, the writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the clearing corporations and of the exchanges.

     Covered call options may also be used to hedge an unrealized gain. For example, if the Fund wrote an option at $50 on the same 100 shares of ABC bought at $40 per share and now selling for $50 per share, it might receive a premium of approximately $600. If the market price of the underlying security declined to $45, the option would not be exercised and the Fund could offset the unrealized loss of $500 by the $600 premium. On the other hand, if the market price of the underlying security increased to $55, the option would be exercised and the Fund will have foregone the unrealized $1,500 gain for a $1,000 gain plus the $600 premium. The Fund can also close out its position in the call option by repurchasing the option contract separately and independent of any transaction in the underlying security and, therefore, realize capital gain or loss. If the Fund could not enter into such a closing purchase transaction, it may be required to hold a security that it may otherwise have sold to protect against depreciation.


     A closing transaction will be effected in order to realize a profit or minimize a loss on an outstanding call option, to prevent an underlying security from being called or put, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.
If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing actions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than the transaction costs applicable to purchases and sales of portfolio securities.


     Covered Put Options.  The Fund may also write
(sell) covered put options and purchase options to close out options previously written by the Fund. The
Fund may write covered put options in circumstances where it would like to acquire the underlying security at a price lower than the then prevailing market price of the security. Although premiums may be generated through the use of covered put options, GCM does not consider the premiums which may be generated as the primary reason for writing covered put options.

     A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security at the exercise price at any time until the expiration date.
So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold requiring the writer to make payment of the exercise price against delivery of the underlying security. The operations of put options in other respects, including related risks and rewards, are substantially identical to that of call options.


     Certain Considerations Regarding Options

     There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

     The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Federal Tax Treatment of Options

     Certain option transactions have special tax results for the Fund. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option, and in determining such gain or loss the option premium will be included in the proceeds of the sale.

     If the Fund writes options other than "qualified covered call options," as defined in Section 1092 of the Internal Revenue Code of 1986, as amended (the
"Code"), or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

     A "nonequity option" includes an option with respect to any group of stocks or a stock index if there is in effect a designation by the CFTC or the IRS of a contract market for a contract based on such group of stocks or indexes. For example, options involving stock indexes such as the Standard & Poor's 500 and 100 indexes are "nonequity options" within the meaning of Code Section 1256. In the case of transactions involving "nonequity options," as defined in Code
Section 1256, the Fund will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code.
In addition, such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated.

     Futures Contracts

     The Fund may enter into futures contracts
(hereinafter referred to as "Futures" or "Futures
Contracts"), including interest rate and index Futures as a hedge against movements in the equity markets and changes in prevailing levels of interest rates, in order to establish more definitively the effective return on securities held or intended to be acquired by the Fund or for other purposes permissible under the CEA. The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices or increases in interest rates and purchases of Futures as an offset against the effect of expected increases in stock prices and declines in interest rates.

     The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate or portfolio market price fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using Futures Contracts, since
Futures Contracts involve lower transaction costs
(i.e., brokerage costs only) than options on securities and stock index options, which require the payment of brokerage costs and premiums.

     An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index
Futures Contract was originally written. An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time, and place.
Transactions costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract.
Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

     As an example of an offsetting transaction in which the underlying financial instrument is not delivered pursuant to an interest rate Futures
Contract, the contractual obligations arising from the sale of one Futures Contract of September Treasury
Bills on an exchange may be fulfilled at any time before delivery is required (i.e., on a specified date in September, the "delivery month") by the purchase of one Futures Contract of September Treasury Bills on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

     Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators."
Hedgers, such as the Fund, whose business activity involves investment or other commitments in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities or obligations held or expected to be acquired by them.
Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures
Contract; but, unlike the hedger, hopes to profit from fluctuations in prevailing prices.

     A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the Standard & Poor's 500 Index, the
Standard & Poor's 100 Index, the NASDAQ 100 Index, the
Value Line Composite Index and the New York Stock
Exchange Composite Index. A public market exists in interest rate Futures Contracts primarily covering the following financial instruments: U.S. Treasury bonds;
U.S. Treasury notes; Government National Mortgage
Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills;
90-day commercial paper; bank certificates of deposit;
and Eurodollar certificates of deposit. The standard contract size is generally $100,000 for Futures
Contracts in U.S. Treasury bonds, U.S. Treasury notes, and GNMA pass-through securities and $1,000,000 for the other designated Contracts.

     The Fund's Futures transactions will be entered into for hedging purposes permissible under the CEA.
For hedging purposes, Futures Contracts may be sold to protect against a decline in the price of securities that the Fund owns, or Futures Contracts may be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Fund expects that approximately 75% of such Futures Contract purchases will be "completed"; that is, upon the sale of these long Futures Contracts, equivalent amounts of related securities will have been or are then being purchased by the Fund in the cash market. Alternatively, the Fund's purchases of long Futures Contracts will not exceed 5% of the Fund's net asset value.

     Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in
Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract.
The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures
Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

     If the price of an open Futures Contract changes
(by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures
Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on its margin deposits.

     The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

     At best, the correlation between changes in prices of Futures Contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as:
variations in speculative market demand for futures and debt securities, including technical influences in Futures trading; differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading;
and with respect to interest rate Futures, maturities and creditworthiness of issuers and, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-received hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

     Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor.
For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures
Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures
Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

     Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures or futures option position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history.
As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Options on Futures

     The Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

     The Fund may use its options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be employed under the same market and market sector conditions in which the Fund uses put and call options on securities or indexes.
The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indexes so as to hedge the Fund's portfolio of securities against the risk of declining market prices.
The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract.
If the futures price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the futures price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities in the Fund's portfolio that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.
If the Futures Contract price at expiration of a put option the Fund has written is above the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase that may have occurred in the price of the securities the Fund intends to acquire. If the Futures
Contract price at expiration of a put option the Fund has written is below the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the decrease in the price of the securities the Fund intends to acquire.

     As with investments in Futures Contracts, the Fund is also required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures
Contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. The Fund will set aside in a segregated account at the Fund's custodian liquid assets, such as cash, U.S. government securities or other high grade debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked to market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation.


     Federal Tax Treatment of Futures Contracts

     For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on Futures
Contracts as of the end of the year, as well as gains and losses actually realized during the year. Except for transactions in Futures Contracts that are classified as part of a "mixed straddle" under Code
Section 1256, any gain or loss recognized with respect to a Futures Contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Futures Contract. In the case of a Futures transaction not classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

     Sales of Futures Contracts that are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.



ADRs


     The Fund may invest up to 25% of the value of its net assets in ADRs or other instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S.
dollars. Some institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer, including reliable financial statements.


     Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investment. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.
Other risks inherent in foreign investment include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability.
Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.
Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.


Short Sales


     The Fund may engage in short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the borrowed security at whatever its price may be at the time the Fund purchases it for delivery to the lender. When a short sale transaction is closed out, any gain or loss on the transaction is taxable as a short term capital gain or loss. All short sales will be fully collateralized, and no short sale will be effected which would cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.


     Since short selling can result in profits when stock prices generally decline, the Fund in this manner, can, to a certain extent, hedge the market risk to the value of its other investments and protect its equity in a declining market. However, the Fund could, at any given time, suffer both a loss on the purchase or retention of one security, if that security should decline in value, and a loss on a short sale of another security, if the security sold short should increase in value. Moreover, to the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales.


Convertible Securities


     The Fund may invest up to 25% of its net assets in securities convertible into common stocks. A convertible security entitles the holder to receive interest normally paid or accrued on the debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities, are less subject to fluctuation in value than the underlying stock, and provide the potential for capital appreciation if the market price of the underlying common stock increases.
A convertible security might be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Warrants

     The Fund may invest in warrants if after giving effect thereto, not more than 5% of its net assets will be invested in warrants other than warrants acquired in units or attached to other securities. Investments in warrants is pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued Securities

     The Fund may from time to time invest up to 5% of its net assets in securities purchased on a "when-issued" basis. The price of securities purchased on a when-issued basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase.
During the period between the purchase and settlement, no payment is made by the Fund to the issuer, no interest is accrued on debt securities, and no dividend income is earned on equity securities. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them.
At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by its purchases of securities on a when-issued basis.

     The Fund will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of the securities held in the separate account, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

Repurchase Obligations

     The Fund may enter into repurchase agreements with respect to no more than 25% of its net assets with member banks of the Federal Reserve System and certain non-bank dealers. In a repurchase agreement, the Fund buys a security at one price and, at the time of the sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. GCM will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Although no definitive criteria are used, GCM reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks.


Portfolio Turnover


     The portfolio turnover rate indicates changes in the Fund's investments. The turnover rate may vary from year to year, as well as within a year. The portfolio turnover rate varied significantly over the past two years. For the period from December 1, 1996 to September 30, 1997, the turnover rate was 204.05% and for the fiscal year ending September 30, 1998, the turnover rate was 353.27%. The variation in the portfolio turnover rate over the past two years is in part due to the fact that fiscal 1998 was a full 12-month period.

          TRUSTEES AND OFFICERS OF THE TRUST

     Under the laws of the State of Delaware, the board of Trustees of the Trust is responsible for managing its business and affairs. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information, are shown below. Each Trustee who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk.

*Charles S. Cruice, President and a Trustee of the
Trust, age 48.

     Mr. Cruice has been the President of GCM since its founding in 1989. From 1978 until 1989, Mr.
     Cruice was associated with Friess Associates Inc., a Wilmington, Delaware investment management company. Mr. Cruice also was a director of The
     Brandywine Fund, an open-end mutual fund.  Mr.
     Cruice holds a B.A. from the University of Denver.

*Richard H. Gould, Treasurer and a Trustee of the
Trust, age 38.

     Mr. Gould has been a Vice President of GCM since
     1994. From 1987 until 1994, Mr. Gould was associated with PNC Investment Management, first as an equity analyst and later as the co-manager of the PNC Small Cap Growth Fund. Mr. Gould received his Chartered Financial Analyst designation in 1989; became a Chartered Market
     Technician in 1995; and received his B.S. in 1983 and his M.B.A. in Finance in 1985, both from The
     Pennsylvania State University.

Dr. Peter Utsinger, a Trustee of the Trust, age 53.

     Dr. Utsinger has been a practicing physician in arthritis and rheumatic diseases since 1970 when he received his M.D. from Georgetown University.
     Dr. Utsinger was Director of the Arthritis
     Clinical and Research unit at the University of North Carolina and has written over 100 publications in his area of specialty.

Richard W. Vague, a Trustee of the Trust, age 43.

     Mr. Vague has been the President and a director of First USA, Inc. since 1991, the Chairman and CEO of First USA Bank since 1995, the Chairman of
     First USA, FSB since 1996 and a director of First
     USA Paymentech and Physician Support Systems, Inc.
     since 1996.  From 1987 until 1995, Mr. Vague was
     President and CEO of First USA Bank.

Robert D. Harrison, a Trustee of the Trust, age 75.

     Mr. Harrison was a director of Fidelity Mutual
     Life Insurance Company from 1969 to 1992, of
     Meritor Savings Bank from 1978 to 1992 and of PECO
     Energy Co. from 1970 to 1994. Mr. Harrison also served as a trustee of Mutual Assurance Company from 1974 to 1993.

Jeffrey Rugen, Secretary of the Trust, age 39.

     Mr. Rugen has been a trader with GCM since 1994.
From 1992-1994 Mr. Rugen was a trader with PNC Bank and from 1986-1992 was a trader with Penn Group.

     The address for Messrs. Cruice, Gould and Rugen is
Greenville Capital Management, Inc., 100 South Rockland
Falls Road, Rockland, Delaware, 19732.  The address for
Dr. Utsinger is 8909 Crefield Street, Philadelphia,
Pennsylvania, 19118.  The address for Mr. Vague is 201
N. Walnut, 15th Floor, Wilmington, Delaware, 19801.
The address for Mr. Harrison is 74 Parkridge Drive,
Bryn Mawr, Pennsylvania, 19010.

     As of December 31, 1998, officers and Trustees of the Trust beneficially owned ____________ shares of beneficial interest in the Fund, which was ________% of the Fund's then outstanding shares.


     Trustees and officers of the Trust who are officers, directors, employees or shareholders of GCM do not receive any remuneration from the Trust or the Fund for serving as Trustees or officers. Accordingly, Messrs. Cruice, Gould and Rugen do not receive compensation from the Trust for their services as Trustees and/or officers. However, Messrs. Utsinger,
Vague and Harrison receive the following fees for their services as Trustees of the Trust:

     Name            Cash             Other           Total
                Compensation(1)   Compensation


   Dr. Peter        $1,000             $0             $1,000
   Utsinger

   Richard W.       $1,000             $0             $1,000
   Vague

   Robert D.        $1,000             $0             $1,000
   Harrison


(1) Each Trustee who is not deemed an "interested person" of the Trust, as defined in the 1940 Act, receives $1,000 per year payable in Fund shares on September 30th. Thus, each disinterested Trustee received $1,000 for the fiscal year ending September
30, 1998. The Board of Trustees held four meetings during 1998. Beginning with the fiscal year ending
September 30, 1999, each disinterested Trustee will receive $250 for each meeting attended.

                PRINCIPAL SHAREHOLDERS

     As of December 31, 1998, the following persons owned of record or are known by the Company to own beneficially 5% or more of the outstanding shares of the Fund:

     Name and Address       No. Shares       Percentage



     As of December 31, 1998, [Mr. Cruice] owned a controlling interest in the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.


                  INVESTMENT ADVISOR

     GCM is the investment advisor to the Fund.  Mr.
Charles S. Cruice controls GCM and is the President and a director of GCM. Ms. Kathryn S. Cruice is the Secretary and a director of GCM. Mr. Charles S. Cruice owns a voting majority interest in GCM. Mr. Richard H.
Gould is a Vice President and officer of GCM.


     The Fund's Investment Advisory Agreement is dated
November 18, 1996 (the "Advisory Agreement").  The
Advisory Agreement has an initial term of two years and thereafter is required to be approved annually by the Board of Trustees of the Trust or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The
Advisory Agreement was approved by the vote of a majority of the Trust's Trustees who are not parties to the Advisory Agreement or interested persons of any such party on October 22,1996 and by the initial shareholders of the Fund on October 22, 1996. Most recently, the Advisory Agreement, was approved by the Trustees, including the disinterested Trustees on November 4, 1998. The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Trustees of the Trust, by vote of a majority of the Trust's outstanding voting securities, or by GCM, and will terminate automatically in the event of its assignment.

     Under the terms of the Advisory Agreement, GCM manages the Fund's investments subject to the supervision of the Trust's Board of Trustees. GCM is responsible for investment decisions and supplies investment research and portfolio management. At its expense, GCM provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund.

     As compensation for its services, the Trust, on
behalf of the Fund, pays to GCM a monthly advisory fee
at the annual rate of 1.00% of the average daily net
asset value of the Fund.   From time to time, GCM may
voluntarily waive all or a portion of its management fee for the Fund. The organizational expenses of the Fund were advanced by GCM and have been reimbursed by the Fund. The organizational expenses for the Fund were approximately $ 34,100. During the years ended
September 30, 1997 and 1998, GCM received $0 and
$15,980, respectively, from the Fund for its services under the Advisory Agreement. The amount received by GCM for such services would have been $53,871 ($1,797 of which is attributable to the Retail class and $52,074 of which is attributable to the Institutional class) and $123,072 ($12,075 of which is attributable to the Retail class and $110,997 of which is attributable to the Institutional class) in 1997 and 1998, respectively, had GCM not waived all or a portion of its fees during such periods.


         PORTFOLIO TRANSACTIONS AND BROKERAGE


     As investment advisor to the Fund, GCM is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's portfolio business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage and principal business. It is the policy of GCM to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to GCM or the Fund. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund's futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, GCM considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. [Brokerage will not be allocated based on the sale of the Fund's shares.]


     The aggregate amount of brokerage commissions paid by the Fund for the years ended September 30, 1997 and 1998 was $8,784 and $63,443, respectively. Brokerage commissions paid by the Fund in fiscal 1998 were higher than those paid by the Fund in fiscal 1997, because fiscal 1998 was a full 12-month period and the Fund engaged in more securities trading in fiscal 1998 than in fiscal 1997. For the fiscal year ended September
30, 1998, the Fund paid brokerage commissions with respect to transactions for which research services were provided; however, neither the Fund nor the Advisor had any agreement or understanding with any broker or dealer to direct brokerage to such broker or dealer because of research services provided. During the fiscal year ended September 30, 1998, the Fund did not acquire any stock of its regular brokers or dealers.


     Section 28(e) of the Securities Exchange Act of
1934 ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include
(a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).


     GCM is responsible for selecting brokers in connection with securities transactions. In selecting such brokers, GCM considers investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility.
Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if GCM determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Fund. GCM believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The
Advisory Agreement provides that such higher commissions will not be paid by the Fund unless (a) GCM determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of GCM's overall responsibilities; and (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws. The investment advisory fees paid by the Fund under the Advisory Agreement are not reduced as a result of GCM's receipt of research services.


     GCM places portfolio transactions for other advisory accounts managed by GCM. Research services furnished by firms through which the Fund effects its securities transactions may be used by GCM in servicing all of its accounts; not all of such services may be used by GCM in connection with the Fund. GCM believes it is not possible to measure separately the benefits from research services to each of the accounts
(including the Fund) managed by it.

Because the volume
and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary.
However, GCM believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. GCM seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by GCM are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT


     As custodian of the Fund's assets, Firstar Bank
Milwaukee, N.A. ("Firstar Bank"), 777 East Wisconsin
Avenue, Milwaukee, Wisconsin 53202, has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Trust. Firstar Bank is in no way responsible for any of the investment policies or decisions of the Fund. Firstar Mutual Fund Services,
LLC, Third Floor, 615 East Michigan Street, Milwaukee,
Wisconsin 53202 ("Firstar") acts as transfer agent and dividend-disbursing agent for the Fund. Firstar is compensated based on an annual fee per open account of $14, plus out-of-pocket expenses such as postage and printing expenses in connection with shareholder communications. Firstar also receives an annual fee per closed account of $14.


           ADMINISTRATOR AND FUND ACCOUNTANT


     Firstar also provides administrative and fund accounting services to the Fund pursuant to the Fund
Administration Servicing Agreement and the Fund
Accounting Servicing Agreement.  Under these
Agreements, Firstar prepares and files all federal and state tax returns, oversees the Fund's insurance relationships, participates in the preparation of the registration statement, proxy statements and reports, prepares compliance filings relating to the registration of the securities pursuant to state securities laws, compiles data for and prepares notices to the SEC, prepares the financial statements for the annual and semi-annual reports to the SEC and current investors, monitors each class' expense accruals and performs securities valuations, monitors the Trust's status as a registered investment company under Subchapter M of the Internal Revenue Code and monitors compliance with the Fund's investment policies and restrictions, from time to time, and generally assists in the Fund's administrative operations. Firstar, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Fund
Administration Servicing Agreement. For the foregoing services, the Administrator receives from the Fund a fee, computed daily and payable monthly based on the Fund's average net assets : (i) pursuant to the Fund
Administration Servicing Agreement, Firstar receives a fee at the annual rate of .06 of 1% on the Fund's average net assets, subject to an annual minimum of $50,000, plus out-of-pocket expenses and (ii) pursuant to the Fund Accounting Servicing Agreement, Firstar receives a fee of $22,000 on the first $40 million,
0.01 of 1% on the next $200 million and 0.005 of 1% on the balance, plus out-of-pocket expenses. For the fiscal years ended September 30, 1997 and 1998, Firstar received $31,484 and $47,271 respectively, for its services under the Fund Administration Servicing
Agreement and $20,830 and $28,500, respectively, for its services under the Fund Accounting Servicing
Agreement.

                      UNDERWRITER

     Under a Distribution Agreement dated November 18,
1996 (the "Distribution Agreement"), AmeriPrime
Financial Securities, Inc. (the "Distributor") acts as underwriter of the Fund's shares. The Distribution's principal business address is 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092.


     The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares, which shares are offered for sale continuously at (i) net asset value per share plus a maximum initial sales charge of 3.00% of the offering price, in the case of the Retail class shares, and (ii) net asset value per share without the imposition of a sales charge, in the case of Institutional class shares. Investments in Retail class shares above
$500,000 are not assessed an initial sales charge.  The
Fund does not currently have any arrangements that result in breakpoints in, or the elimination of, sales charges for directors and/or other affiliated persons of the Fund. Certain waivers and/or reductions of sales charges are, however, available to other persons and institutions, as described in the Retail class
Prospectus under the heading "HOW TO PURCHASE FUND
SHARES." Any sales charges which are assessed become the property of the Distributor.


     With respect to Retail class shares, the Distributor may pay a portion of the applicable sales charge due upon the purchase of such shares to the securities dealer, if any, involved in the trade, as follows:


Amount Invested                    Initial Sales Charge(1)    Portion of
                                                            Initial Sales
                                                             Charge(1)(2)
Paid to Dealers
Less than $100,000                          3.00%                 3.00%
$100,000 but less than $250,000             2.00%                 2.00%
$250,000 but less than $500,000             1.00%                 1.00%
$500,000 and above                    No sales charge        No sales charge


(1) Reflected as a percentage of the offering price of Retail class shares. The offering price is the sum of the net asset value per share plus the initial sales charges indicated in the table.


(2) At the discretion of the Distributor, all sales charges may at times be paid to the securities dealer, if any, involved in the trade. A securities dealer which is paid all or substantially all of the sales charges may be deemed an "underwriter" under the Securities Act of 1933, as amended.


     Pursuant to the terms of the Distribution
Agreement, either the Distributor or GCM bears the costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of Fund shares. Certain of these expenses may be reimbursed pursuant to the terms of the Rule 12b-
1 plan discussed below.


     As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of (i) the initial sales charge from purchases of Retail class shares and (ii) the Rule 12b-
1 fees payable with respect to the Retail class shares
(as described under "DISTRIBUTION PLAN," below). For the years ended September 30, 1997 and 1998, the aggregate dollar amount of initial sales charges imposed on purchases of Retail class shares was $1,365 and $3,707, respectively (of which the Distributor received $300 and $2,961, respectively).


                   DISTRIBUTION PLAN

     Description of Plan

     The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), which requires the Retail class to pay the Distributor, in its capacity as the principal underwriter of Fund shares, a distribution fee of up to 0.25% per annum of the Retail class' average daily net assets. Under the terms of the Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person (the
"Recipient") who renders assistance in distributing or promoting the sale of Retail class shares pursuant to a written agreement (the "Related Agreement"). To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of the Retail class' shares, although it is the Distributor's current intention to pay out all or most of the fee.
The Plan is a "reimbursement" plan, which means that the fees paid by the Fund under the Plan are intended to reimburse the Distributor for distribution expenses incurred up to the maximum allowable distribution fee.
A form of the Related Agreement referred to above has been approved by a majority of the Board of Trustees, and of the Disinterested Trustees voting separately.
Accordingly, GCM may enter into Related Agreements with securities dealers, financial institutions or other persons without further Board approval.

     Pursuant to the terms of the Plan, payment of the distribution fee is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable, upon the Distributor forwarding to the Board of Trustees a written report of all amounts expended pursuant to the Plan; provided, however, that the aggregate payments by the Retail class under the Plan in any month to the Distributor and all Recipients may not exceed 0.25% of the Retail class' average net assets for that quarter; and provided further that no fee may be paid in excess of the distribution expenses as set forth in the quarterly written report. Thus, the Plan does not provide for the payment of distribution fees in subsequent periods that relate to expenses incurred in prior periods.

     The Plan, and any Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Fund's Board of Trustees, and of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plan, or the Related Agreement, as applicable. In addition, the Plan, and any Related Agreement, may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Retail class, or by vote of a majority of Disinterested Trustees, on not more than sixty (60) days' written notice.

     Amounts Expensed Under the Plan


     For the fiscal year ended September 30, 1998, the Fund incurred expenses of $3,019 under the Plan with respect to the Retail class shares. Of this amount, $0 was spent on advertising, $192 on printing and mailing prospectuses to other than current shareholders, and $2,827 was spent on compensation to broker-dealers.
The Distributor received $111 of the amounts expensed under the Plan.


     Interests of Certain Persons


     With the exception of GCM, in its capacity as the Fund's investment advisor, and the Distributor, in its capacity as principal underwriter of Fund shares, no "interested person" of the Fund, as defined in the 1940
Act, and no Trustee of the Fund who is not an "interested person" has or had a direct or indirect financial interest in the Plan or any Related
Agreement.

     Anticipated Benefits to the Retail Class

     Prior to approving the Plan, the Board of Trustees was furnished with a copy of the Plan and related materials, including information relating to the advantages and disadvantages of 12b-1 plans currently being used in the mutual fund industry. Legal counsel for the Fund provided additional information, summarized the provisions of the proposed Plan and discussed the legal and regulatory considerations in adopting such Plan.

     The Board considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which made implementation of the Plan necessary and appropriate;
(b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Retail class, including the imposition of the 3.00% front-end sales load, subject to certain exceptions; and (f) the possible benefits of the Plan to any other person relative to those of the Retail class.

     Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary duties under relevant state law and the 1940
Act, the Board determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Retail class and its shareholders in at least one or several potential ways. Specifically, the Board concluded that the Distributor and any Recipients operating under Related Agreements would have little or no incentive to incur promotional expenses on behalf of the Retail class if a Rule 12b-1 Plan were not in place to reimburse them, thus making the adoption of such Plan important to the Retail class. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to maintain and enhance the level of service provided to the Retail class shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would likely lead to an increase in net assets under management, given the enhanced marketing efforts on the part of the Distributor and Recipients to sell Fund shares.

     While there is no assurance that the expenditure of Retail class assets to finance distribution of Retail class shares will have the anticipated results, the Board of Trustees believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Retail class, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Plan.



            PURCHASE AND PRICING OF SHARES


Purchase of Shares


     The Fund offers two classes of shares: a Retail class and an Institutional class. As discussed above under the heading "UNDERWRITER," the Retail class shares are offered and sold subject to an initial sales charge (with certain exceptions), while the Institutional class shares are offered and sold without being subject to an initial sales charge. Please see
"HOW TO PURCHASE FUND SHARES" in the applicable
Prospectus for more information.


     As noted above, Retail class shares may be purchased without the imposition of an initial sales charge under certain circumstances. In addition, the initial sales charges may be reduced if multiple purchases of Retail class shares are combined. You may combine purchases of Retail class shares to take advantage of the breakpoints in the sales charge schedule by participating in either the Fund's Right of Accumulation ("ROA") program or by executing a Letter of Intent ("LOI").


     Right of Accumulation. The reduced sales charges will be applicable once the accumulated value of the account has reached $100,000. For this purpose, the dollar amount of the qualifying concurrent or subsequent purchase is added to the net asset value of any other Retail class shares owned at the time. The sales charge imposed on the Retail class shares being purchased will then be at the rate applicable to the aggregate of Retail class shares purchased. For example, if the investor held Retail class shares valued at $99,999 and purchased an additional $20,000 of shares, the sales charge for the $20,000 purchase would be at the next lower sales charge on the schedule. There can be no assurance that an investor will receive the cumulative discounts to which the investor may be entitled unless the investor or the investor's dealer makes a written request for the discount at the time of placing the purchase order.
The right of accumulation may be amended or terminated at any time. This particular privilege does not entitle an investor to any adjustment in the sales charge paid previously on purchases of shares of the Fund. If the investor knows that additional purchases will be made in the future, the investor may wish to consider executing a Letter of Intent.


     Letter of Intent.  A Letter of Intent permits a
Retail class investor to establish an aggregate investment goal over a 13 month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal as a single investment. A number of shares equaling 5% of the dollar amount of the goal stated in the Letter of Intent will be held in escrow by the Fund in the name of the investor. The initial purchase under a Letter of Intent must be equal to at least 5% of the investment goal.


     The Letter of Intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount of the investment goal. In the event the Letter of Intent goal is not achieved within the 13 month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during the period and sales charges actually paid. The Fund is authorized by the investor to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges in the same manner as set forth under "Right of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, an investor may increase the amount of the goal by written notice to the Fund. In that event, shares purchased during the previous 90 day period and still owned by the investor will be included in determining the applicable sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal. Investors electing to purchase
Retail class shares pursuant to a Letter of Intent should carefully read the application for Letter of Intent which is available from the Fund.


     Retail class shares purchased within a 90 day period prior to the date of receipt of the Letter of Intent by the Fund which are still owned by the investor may also be included in determining the applicable reduction in sales charge, provided the investor or the investor's dealer notifies the Fund of the prior purchases. However, the sales charges on the shares purchased before your Letter of Intent will not be recalculated.

Automatic Investment Plan


     The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in the Fund from your bank checking or NOW account. The Fund will reduce the minimum initial investment to $100 for Retail class investors using the AIP. To establish the AIP, complete the appropriate section in the Fund's application. Under certain circumstances (such as discontinuation of the AIP before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $2,000 for Retail class investors or to less than $10,000 for Institutional class investors), the Fund reserves the right to close the investor's account. Prior to closing any account for failure to reach the minimum initial investment, the Fund will give the investor written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment. You should consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Fund has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.


     Under the AIP, you may choose to make investments on the day of your choosing (or the next business day thereafter) from your financial institution in amounts of $100 or more for Retail class investors or in amounts of $250 or more for Institutional class investors. There is no service fee for participating in the AIP. However, a service fee of $20 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Fund in writing or by telephone to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking account. You can set up the AIP with any financial institution that is a member of the Automated Clearing House.


     The AIP is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval.
However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.


Individual Retirement Accounts


     In addition to purchasing Fund shares as described in the Prospectuses under "HOW TO PURCHASE FUND
SHARES," individuals may establish their own tax-sheltered individual retirement accounts ("IRAs").


     Traditional IRA. In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the investor is an "active participant" in an employer-sponsored retirement plan and the investor's income.
Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the investor's own contributions for which the investor did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions.
Distributions must commence by April 1 following the calendar year in which the investor attains age 70-1/2.
Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.


     Roth IRA.  In a Roth IRA (sometimes known as the
American Dream IRA), amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the investor has held the IRA for certain minimum periods of time
(generally, until age 59-1/2). Investors whose income exceeds certain limits are ineligible to contribute to a Roth IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the investor's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the investor. Following the death of the investor, certain minimum distribution rules apply.


     For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $2,000 or 100% of the investor's compensation (earned income).
An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contributions under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

     Education IRA. In an Education IRA, contributions are made to an IRA maintained on behalf of a beneficiary under age 18. The maximum annual contribution is $500 per beneficiary. The contributions are not tax deductible when made.
However, if amounts are used for certain educational purposes, neither the contributor nor the beneficiary of the IRA are taxed upon distribution. The beneficiary is subject to income (and possibly penalty taxes) on amounts withdrawn from an Education IRA that are not used for qualified educational purposes.
Investors whose income exceeds certain limits are ineligible to contribute to an Education IRA.


     Simplified Employee Pension Plan.  A Traditional
IRA may also be used in conjunction with a Simplified
Employee Pension Plan ("SEP-IRA"). A SEP-IRA is established through execution of Form 5305-SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer
(including a self-employed individual) to purchase shares with tax deductible contributions not exceeding annually for any one participant 15% of compensation
(disregarding for this purpose compensation in excess of $160,000 per year). The $160,000 compensation limit is adjusted periodically for cost of living increases.
A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.


     SIMPLE IRA. An IRA may also be used in connection with a SIMPLE Plan established by the investor's employer (or by a self-employed individual). When this is done, the IRA is known as a SIMPLE IRA, although it is similar to a Traditional IRA with the exceptions described below. Under a SIMPLE Plan, the investor may elect to have his or her employer make salary reduction contributions of up to $6,000 per year to the SIMPLE
IRA. The $6,000 limit is adjusted periodically for cost of living increases. In addition, the employer will contribute certain amounts to the investor's
SIMPLE IRA, either as a matching contribution to those participants who make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employers with fewer than 100 employees; (2) contributions must be made on behalf of all employees of the employer (other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees; (4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA; and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE
IRA (and not to a Traditional IRA or to a Roth IRA).  A
SIMPLE IRA is established by executing Form 5304-SIMPLE together with an IRA established for each eligible employee.


     Under current IRS regulations, IRA applicants must be furnished a disclosure statement containing information specified by the IRS. Applicants generally have the right to revoke their account within seven days after receiving the disclosure statement and obtain a full refund of their contributions. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.


Pricing of Shares


     The Retail class shares are offered to the public at the Offering Price, which is the sum of the net asset per share (next computed after receipt of an order in proper form by a dealer, the Distributor or Firstar, the Fund's transfer agent) and the applicable sales charge. The Institutional class shares are offered to the public at their net asset value (next computed after receipt of an order in proper form by a dealer, the Distributor or Firstar) without any initial sales charge.


     As previously noted, the initial sales charges may be waived for certain individuals and institutions.
For more information, please see "HOW TO PURCHASE FUND
SHARES - Purchases at Net Asset Value" in the Retail class Prospectus.


     The net asset value per share of each class is determined as of the close of trading (currently
4:00 p.m. Eastern Time) on each day the New York Stock
Exchange ("NYSE") is open for business. Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. Net asset value per share for each class of shares is calculated by taking the fair value of the total assets per class, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding in that class. The result, rounded to the nearest cent, is the net asset value per share.


     In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks, other equity-type securities, and securities sold short are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, any security sold short for which there were no transactions on a given day and securities not listed on an exchange or NASDAQ, are valued at the most recent mean between the bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Trustees determines that the fair market value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.


                 TAXATION OF THE FUND


     The Fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Code, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. In the event the Fund fails to qualify as a "regulated investment company," it will be treated as a regular corporation for federal income tax purposes.
Accordingly, the Fund would be subject to federal income taxes and any distributions that it makes would be taxable and non-deductible by the Fund. This would increase the cost of investing in the Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing directly in such securities through the Fund.

                PERFORMANCE INFORMATION

     Each class' historical performance or return may be shown in the form of various performance figures.
The Fund may occasionally cite statistics to reflect its volatility or risk. Each class' performance figures are based upon historical results and are not necessarily representative of future performance.
Factors affecting each class' performance include general market conditions, operating expenses, the imposition of sales charges and investment management.
Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

Total Return

     The average annual total return of each class is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1+T)n = ERV

          P    =    a hypothetical initial payment of $1,000.
          T    =    average annual total return.
          n    =    number of years.
          ERV  =    ending redeemable value of a
                    hypothetical $1,000 payment made at
                    the beginning of the stated periods
                    at the end of the stated periods.

     Calculation of each class' total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed to be $1,000)
("initial investment") in each class' respective shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage.
With respect to the Retail class, the total return is represented with and without deducting the maximum initial sales charge. All income and capital gains dividends paid by each class have been reinvested at the net asset value of each class on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

     The total returns for the Retail class (with and without deducting the maximum initial sales charge) and Institutional class shares of the Fund for the year ended September 30, 1998 were (22.85%), (20.44%) and
(20.21%), respectively.

Volatility

     Occasionally statistics may be used to specify
Fund volatility or risk. Measures of volatility or risk are generally used to compare net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than
1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time.
The premise is that greater volatility connotes greater risk undertaken in achieving performance.

Comparisons

     Each class may compare its performance to that of United States Treasury Bills, Notes or Bonds. Treasury obligations are issued in selected denominations.
Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the United
States Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity.
Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.

     From time to time, in marketing and other fund literature, each class' performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations,
Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     Each class' performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar"), which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star
(lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods.
Ratings are not absolute or necessarily predictive of future performance.

     Evaluations of each class' performance made by independent sources may also be used in advertisements concerning a class, including reprints of or selections from, editorials or articles about a class. Sources for performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World
Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

     Each class may compare its performance to a wide variety of indices and measures of inflation including the Standard & Poor's Index of 500 Stocks, Russell 2000 and the NASDAQ Over-the-Counter Composite Index. There are differences and similarities between the investments that the Fund may purchase for its portfolio and the investments measured by these indices.

     Investors may want to compare a class' performance to that of certificates of deposit offered by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution.

     Investors may also want to compare performance of a class to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.


                INDEPENDENT ACCOUNTANTS

     KPMG Peat Marwick LLP, 777 East Wisconsin Avenue,
Milwaukee, Wisconsin 53202, the Fund's independent accountants, audit and report on the Fund's annual financial statements.


                 FINANCIAL STATEMENTS

     The following audited financial statements of the Fund are incorporated herein by reference to the Fund's
Annual Report for the year ended September 30, 1998 as filed with the Securities and Exchange Commission on ________________, 1998:


     A.   Schedule of Investments as of September 30,
          1998.
     B. Statement of Assets and Liabilities as of September 30, 1998.
     C.   Statement of Operations for the year ended
          September 30, 1998.
     D. Statement of Changes in Net Assets for the periods ended September 30, 1997 and 1998.
     E.   Financial Highlights for the periods ended
          September 30, 1997 and 1998.
     F.   Notes to Financial Statements.
     G.   Report of Independent Auditors dated
          __________________________, 1998.

                       APPENDIX

                  SHORT-TERM RATINGS

   Standard & Poor's Short-Term Debt Credit Ratings


     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.


     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.


     Short-term ratings are generally assigned to those
obligations  considered  short-term  in  the   relevant
market.    In   the  U.S.,  for  example,  that   means
obligations with an original maturity of no  more  than
365   days_including  commercial   paper.    Short-term
ratings  are also used to indicate the creditworthiness
of an obligor with respect to put features on long-term
obligations.  The result is a dual rating, in which the
short-term   rating  addresses  the  put  feature,   in
addition to the usual long-term rating.


     Ratings   are   graded  into  several  categories,
ranging  from `A-1' for the highest quality obligations
to  `D'  for  the  lowest.   These  categories  are  as
follows:


     A-1  A  short-term obligation rated `A-1' is rated
          in the highest category by Standard & Poor's.
          The  obligor's capacity to meet its financial
          commitment  on  the  obligation  is   strong.
          Within this category, certain obligations are
          designated  with  a  plus  sign  (+).    This
          indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


     A-2  A   short-term  obligation  rated   `A-2'  is
          somewhat  more  susceptible  to  the  adverse
          effects  of  changes  in  circumstances   and
          economic   conditions  than  obligations   in
          higher   rating  categories.   However,   the
          obligor's capacity to meet its financial commitment on the obligation is satisfactory.


     A-3  A  short-term obligation rated `A-3' exhibits
          adequate   protection  parameters.   However,
          adverse   economic  conditions  or   changing
          circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


     B    A short-term obligation rated `B' is regarded
          as     having     significant     speculative
          characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


     C    A   short-term   obligation  rated   `C'   is
          currently  vulnerable to  nonpayment  and  is
          dependent  upon favorable business, financial
          and  economic conditions for the  obligor  to
          meet   its   financial  commitment   on   the
          obligation.


     D    A  short-term  obligation  rated  `D'  is  in
          payment default.  The `D' rating category  is
          used  when payments on an obligation are  not
          made  on  the date due even if the applicable
          grace period has not expired, unless Standard
          &  Poor's believes that such payments will be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.

            Moody's Short-Term Debt Ratings




     Moody's  short-term debt ratings are  opinions  of
the  ability of issuers to repay punctually senior debt
obligations.   These  obligations  have   an   original
maturity  not  exceeding  one year,  unless  explicitly
noted.     Moody's    ratings   are    opinions,    not
recommendations to buy or sell, and their accuracy is not guaranteed.


     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


PRIME-1   Issuers   rated   `Prime-1'  (or   supporting
          institutions)  have  a superior  ability  for
          repayment    of   senior   short-term    debt
          obligations.   Prime-1 repaying ability  will
          often be evidenced by many of the following characteristics:


            Leading market positions in well-established industries.


            High rates of return on funds employed.


           Conservative capitalization structure with moderate reliance on debt and ample asset protection.


           Broad margins in earnings coverage of fixed financial charges and high internal cash generation.


           Well-established access to a range of financial markets and assured sources of alternate liquidity.


PRIME-2   Issuers   rated   `Prime-2'  (or   supporting
          institutions)  have  a  strong  ability   for
          repayment    of   senior   short-term    debt
          obligations.  This will normally be evidenced
          by  many of the characteristics cited  above,
          but  to a lesser degree.  Earnings trends and
          coverage  ratios, while sound,  may  be  more
          subject    to    variation.    Capitalization
          characteristics, while still appropriate, may be more affected by external conditions.
          Ample alternate liquidity is maintained.


PRIME-3   Issuers   rated   `Prime-3'  (or   supporting
          institutions) have an acceptable ability  for
          repayment  of  senior short-term obligations.
          The  effect  of industry characteristics  and
          market  compositions may be more  pronounced.
          Variability in earnings and profitability may
          result  in  changes  in  the  level  of  debt
          protection   measurements  and  may   require
          relatively high financial leverage. Adequate alternate liquidity is maintained.


NOT PRIME Issuers rated `Not Prime' do not fall within any of the Prime rating categories.


Fitch IBCA International Short-Term Debt Credit Ratings


     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these short-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.


     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.


     F-1  Highest   credit  quality.    Indicates   the
          strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.


     F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


    F-3  Fair credit quality.  The capacity for timely
          payment of financial commitments is adequate;
          however,  near  term  adverse  changes  could
          result   in  a  reduction  to  non-investment
          grade.


     B    Speculative.   Minimal  capacity  for  timely
          payment   of   financial  commitments,   plus
          vulnerability to near term adverse changes in financial and economic conditions.


     C    High   default  risk.   Default  is  a   real
          possibility.  Capacity for meeting  financial
          commitments   is   solely  reliant   upon   a
          sustained, favorable business and economic environment.


     D Default. Denotes actual or imminent payment default.


      Duff & Phelps, Inc. Short-Term Debt Ratings


     Duff  &  Phelps  Credit Ratings'  short-term  debt
ratings are consistent with the rating criteria used by
money  market participants.  The ratings apply  to  all
obligations   with  maturities  of  under   one   year,
including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis  is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines  and  the  capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps Credit
Ratings' short-term debt ratings is the refinement of the traditional `1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.




     These ratings are recognized by the SEC for broker-
dealer  requirements, specifically capital  computation
guidelines.   These  ratings meet Department  of  Labor
ERISA  guidelines governing pension and profit  sharing
investments.   State  regulators  also  recognize   the
ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

Rating Scale:  Definition

          High Grade

  D-1+   Highest certainty of timely payment.  Short-
          term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

  D-1    Very high certainty of timely payment.
          Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

  D-1-   High certainty of timely payment.  Liquidity
          factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Good Grade

  D-2    Good certainty of timely payment.  Liquidity
          factors and company fundamentals are sound.
          Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Satisfactory Grade

  D-3    Satisfactory liquidity and other protection
          factors qualify issue as to investment grade.
          Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Non-investment Grade

  D-4    Speculative investment characteristics.
          Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         Default

  D-5    Issuer failed to meet scheduled principal
          and/or interest payments.

                   LONG-TERM RATINGS


    Standard & Poor's Long-Term Debt Credit Ratings


     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.


     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.


     Credit  ratings are based, in varying degrees,  on
the  following  considerations:   (1)   likelihood   of
payment_capacity and willingness of the obligor to meet
its financial commitment on an obligation in accordance
with  the terms of the obligation;  (2)  nature of  and
provisions  of  the  obligation;  and  (3)   protection
afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


     The  rating definitions are expressed in terms  of
default   risk.   As  such,  they  pertain  to   senior
obligations  of  an  entity.   Junior  obligations  are
typically  rated  lower  than  senior  obligations,  to
reflect  the  lower  priority  in  bankruptcy.    (Such
differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.


  AAA    An obligation rated `AAA' has the highest
          rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is EXTREMELY
          STRONG.


  AA     An obligation rated `AA' differs from the
          highest rated obligations only in small
          degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

  A      An obligation rated `A' is somewhat more
          susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.
          However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.


  BBB    An obligation rated `BBB' exhibits ADEQUATE
          protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


     Obligations rated `BB', `B', `CCC, `CC',  and  `C'
are   regarded   as   having  significant   speculative
characteristics.  `BB' indicates the  least  degree  of
speculation   and   `C'   the  highest.    While   such
obligations   will   likely  have  some   quality   and
protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


  BB     An obligation rated `BB' is LESS VULNERABLE
          to nonpayment than other speculative issues.
          However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


  B      An obligation rated `B' is MORE VULNERABLE to
          nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


  CCC    An obligation rated `CCC' is CURRENTLY
          VULNERABLE to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
          In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


  CC     An obligation rated `CC' is CURRENTLY HIGHLY
          VULNERABLE to nonpayment.


  C      The `C' rating may be used to cover a
          situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
</R



  D      An obligation rated `D' is in payment
          default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
          Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


     Plus (+) or minus (_): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


            Moody's Long-Term Debt Ratings


  Aaa    Bonds which are rated `Aaa' are judged to be
          of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


  Aa     Bonds which are rated `Aa' are judged to be
          of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

  A      Bonds which are rated `A' possess many
          favorable investment attributes and are to be considered as upper-medium-grade obligations.
          Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.


  Baa    Bonds which are rated `Baa' are considered as
          medium-grade obligations (i.e., they are neither highly protected nor poorly secured).
          Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


  Ba     Bonds which are rated `Ba' are judged to have
          speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


  B      Bonds which are rated `B' generally lack
          characteristics of the desirable investment.
          Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


  Caa    Bonds which are rated `Caa' are of poor
          standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


  Ca     Bonds which are rated `Ca' represent
          obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


  C      Bonds which are rated `C' are the lowest
          rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.




     Moody's applies numerical modifiers 1, 2 and 3  in
each  generic  rating classification from `Aa'  through
`B.'   The  modifier  1 indicates that  the  obligation
ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


Fitch IBCA International Long-Term Debt Credit Ratings


     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these long-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.


     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.


                   Investment Grade


  AAA    Highest credit quality.  `AAA' ratings denote
          the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

  AA     Very high credit quality.  `AA' ratings
          denote a very low expectation of credit risk.
          They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


  A      High credit quality.  `A' ratings denote a
          low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


  BBB    Good credit quality.  `BBB' ratings indicate
          that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.




                   Speculative Grade


  BB          Speculative.  `BB' ratings indicate that
               there is a possibility of credit risk
               developing, particularly as the result
               of adverse economic change over time;
               however, business or financial
               alternatives may be available to allow
               financial commitments to be met.




  B           Highly speculative.  `B' ratings
               indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


  CCC, CC, C  High default risk.  Default is a real
               possibility.  Capacity for meeting
               financial commitments is solely reliant
               upon sustained, favorable business or
               economic developments.  A `CC' rating
               indicates that default of some kind
               appears probable.  `C' ratings signal
               imminent default.




  DDD, DD and D    Default.  Securities are not
               meeting current obligations and are
               extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.


      Duff & Phelps, Inc. Long-Term Debt Ratings

     These  ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure  and  management depth  and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form
of   the   security   (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer and the nature of covenant protection.


     The  Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).   Ratings of `BBB-` and higher fall  within
the  definition  of  investment  grade  securities,  as
defined  by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-
backed  and mortgage-backed financings, use  this  same
rating  scale.   Duff  &  Phelps Credit  Rating  claims
paying  ability ratings of insurance companies use  the
same  scale with minor modification in the definitions.
Thus,  an  investor can compare the credit
quality  of
investment    alternatives   across   industries    and
structural types.  A "Cash Flow Rating" (as  noted  for
specific   ratings)  addresses  the   likelihood   that
aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale   Definition



AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.



AA+ High credit quality. Protection factors are strong. Risk is modest but may
AA vary slightly from time to time because of economic conditions.
AA-


A+         Protection factors are average but adequate.
           However, risk factors are more
A variable and greater in periods of economic stress.
A-


BBB+ Below-average protection factors but still considered sufficient for prudent
BBB investment. Considerable variability in risk during economic cycles.
BBB-



BB+ Below investment grade but deemed likely to meet obligations when due.
BB Present or prospective financial protection factors fluctuate according to
BB-        industry  conditions  or  company  fortunes.
           Overall quality may move up or
           down frequently within this category.


B+ Below investment grade and possessing risk that obligations will not be met
B when due. Financial protection factors will fluctuate widely according to
B- economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC        Well  below  investment  grade  securities.
           Considerable uncertainty exists as to
           timely payment of principal, interest or preferred dividends.
           Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.


DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


DP        Preferred stock with dividend arrearages.

                        PART C

                   OTHER INFORMATION


Item 23. Exhibits




     (a.1)     Certificate  of  Trust  dated  July  31, 1996(1)

     (a.2)     Trust Instrument(1)

     (b)       Registrant's By-Laws(2)

     (c)       None

     (d)       Investment Advisory Agreement(2)

     (e.1)     Distribution Agreement(2)

     (e.2)     Dealer Agreement(2)

     (f)       None

     (g.1)     Custodian  Agreement with Firstar  Trust
               Company(2)

     (g.2)     Addendum    to    Custodian    Agreement
               (changing    name   to   Firstar    Bank
               Milwaukee, N.A.)(4)

     (h.1)     Transfer  Agent Agreement  with  Firstar
               Trust Company(2)

     (h.2) Fund Administration Servicing Agreement with Firstar Trust Company(2)

     (h.3)     Fund Accounting Servicing Agreement with
               Firstar Trust Company(2)

     (h.4)     Addendum to Firstar Servicing Agreements
               (changing  name to Firstar  Mutual  Fund
               Services, LLC)(4)

     (i)       Opinion  and Consent of Godfrey &  Kahn,
               S.C.(2)

     (j)       Consent of KPMG Peat Marwick LLP

     (k)       None

     (l.1)     Subscription Agreement with  Charles  S.
               Cruice(2)

     (l.2)     Subscription Agreement with  Richard  H.
               Gould(2)

     (l.3)     Subscription   Agreement  with   Jeffrey
               Rugen(2)

     (l.4)     Subscription   Agreement   with    Molly
               Lewis(2)

     (m)       Rule   12b-1  Distribution   Plan   with
               respect to the Retail Class(2)

     (n)       Financial Data Schedule(3)

     (o)       Rule 18f-3 Plan(2)

     (p)       Powers  of  Attorney  for  Trustees  and
               Officers (see signature page)

___________________

(1)  Incorporated by reference to Registrant's Form  N-
     1A as filed with the Commission on August 1, 1996.
(2)  Incorporated by reference to Registrant's Form  N-
     1A as filed with the Commission on October 25, 1996.
(3)  Incorporated by reference to Registrant's Form  N-
     SAR as filed with the Commission on _________ ___, 1998.
(4)  To be filed by amendment.


Item 24. Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.


Item 25.  Indemnification



     Section 9.2 of The Rockland Funds Trust governing instrument provides:

     9.2  Indemnification.

          (a)  Subject to the exceptions and
          limitations contained in subsections (b) and
          (c) below:

             (i)every person who is, or has been, a
             Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

             (ii) as used herein, the words "claim,"
             "action," "suit," or "proceeding" shall
             apply to all claims, actions, suits or
             proceedings (civil, criminal or other,
             including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b)  No indemnification shall be provided
          hereunder to a Covered Person:

             (i)who shall have been adjudicated by a
             court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

             (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (A) by the court or other body approving the settlement; (B) by the vote of at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

          (c)  The rights of indemnification herein
          provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any

          Covered Person may now or
          hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

          (d)  To the maximum extent permitted by
          applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered
          Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking,
          (ii) the Trust is insured against losses arising out of any such advance payments or
          (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this
          Section.

          (e)  Any repeal or modification of this
          Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or By-Laws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered
          Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 26.  Business and Other Connections of Investment
Adviser


     Besides serving as investment advisor to private accounts, GCM is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, profession, vocation or employment of a substantial nature of each of GCM's directors and officers is hereby incorporated by referenced from the information contained under "TRUSTEES AND OFFICERS OF THE TRUST" in the SAI.


Item 27.  Principal Underwriters


     (a) The Distributor also acts as distributor for the Grand Prix Funds, Inc., AmeriPrime Funds and The
Kenwood Funds.


     (b)  The principal business address of AmeriPrime
          Financial Securities, Inc. ("AmeriPrime"), the Registrant's principal underwriter, is
          1793 Kingswood Drive, Suite 200, Southlake,
          Texas 76092.  The following information
          relates to each director and officer of
          AmeriPrime:


                         Positions and          Positions and
        Name                Offices                Offices
                        with Underwriter       with Registrant


     Kenneth D.            President                None
    Trumpfheller

     (c)  None

Item 28.  Location of Accounts and Records


     All accounts, books or other documents required to be maintained by section 31(a) of the Investment
Company Act of 1940 and the rules promulgated thereunder are in the possession of GCM, Registrant's investment adviser, at Registrant's corporate offices, except records held and maintained by Firstar Bank
Milwaukee, N.A., 777 East Wisconsin Avenue, Milwaukee,
Wisconsin 53202, relating to its function as custodian, and Firstar Mutual Fund

Services, LLC, Third
Floor, 615 East Michigan Street, Milwaukee, Wisconsin
53202, relating to its function as transfer agent, fund accountant and administrator.


Item 29.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings.

     (a) Registrant undertakes to call a meeting of shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees. The Registrant also undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

     (b) Registrant undertakes to furnish each person to whom a prospectus or statement of additional information is delivered with a copy of the Registrant's latest annual report to shareholders, without charge.

                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective
Amendment No. 3 to Registrant's Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockland and State of Delaware on the 16th day of November, 1998.

                              THE ROCKLAND FUNDS TRUST
                              (Registrant)


                             By:/s/ Charles S. Cruice
                                ------------------------
                                Charles S. Cruice
                                President

     Each person whose signature appears below constitutes and appoints Charles S. Cruice and Richard
Gould and each of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all post-effective amendments to this Registration
Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to
Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                    Title                       Date


/s/ Charles  S. Cruice      President and a Trustee  November 16, 1998
------------------------
Charles S. Cruice


/s/  Richard  H. Gould      Treasurer and a Trustee  November 23, 1998
------------------------
Richard H. Gould


/s/ Dr. Peter Utsinger      Trustee                   November 6, 1998
-------------------------
Dr. Peter Utsinger


/s/ Robert Harrison         Trustee                   November 25, 1998
-------------------------
Robert Harrison


/s/ Richard Vague           Trustee                   November 25, 1998
-------------------------
Richard Vague



                         EXHIBIT INDEX


Exhibit No. Exhibit

 (a.1)     Certificate  of  Trust dated July  31,  1996
            (previously filed as Exhibit 1.1 to the Registration Statement on Form N-1A, Reg.
            Nos. 811-7743 and 333-9355)

 (a.2)     Trust   Instrument  (previously   filed   as
            Exhibit  1.2 to the Registration  Statement
            on  Form N-1A, Reg. Nos. 811-7743 and  333-
            9355)

 (b)       Registrant's   By-Laws  (previously    filed
            as    Exhibit   2   to   the   Registration
            Statement  on  Form  N-1A, Reg.  Nos.  811-
            7743 and 333-9355)

 (c)       None

 (d)       Investment  Advisory  Agreement  (previously
            filed  as  Exhibit  5 to  the  Registration
            Statement on Form N-1A, Reg. Nos.  811-7743
            and 333-9355)

 (e.1)     Distribution  Agreement  (previously   filed
            as   Exhibit   6.1   to  the   Registration
            Statement on Form N-1A, Reg. Nos.  811-7743
            and 333-9355)

 (e.2)     Dealer   Agreement  (previously   filed   as
            Exhibit  6.2 to the Registration  Statement
            on  Form N-1A, Reg. Nos. 811-7743 and  333-
            9355)

 (f)       None

 (g.1)     Custodian   Agreement  with  Firstar   Trust
            Company (previously filed as Exhibit 8 to the Registration Statement on Form N-1A,
            Reg. Nos. 811-7743 and 333-9355)

 (g.2)     Addendum  to  Custodian Agreement  (changing
            name to Firstar Bank Milwaukee, N.A.)*

 (h.1)     Transfer   Agent  Agreement   with   Firstar
            Trust  Company (previously filed as Exhibit
            9.1  to the Registration Statement on  Form
            N-1A, Reg. Nos. 811-7743 and 333-9355)

 (h.2)     Fund   Administration  Servicing   Agreement
            with   Firstar  Trust  Company  (previously
            filed  as  Exhibit 9.2 to the  Registration
            Statement on Form N-1A, Reg. Nos.  811-7743
            and 333-9355)

 (h.3)     Fund  Accounting  Servicing  Agreement  with
            Firstar Trust Company (previously filed  as
            Exhibit  9.3 to the Registration  Statement
            on  Form N-1A, Reg. Nos. 811-7743 and  333-
            9355)

 (h.4)     Addendum  to  Firstar  Servicing  Agreements
            (changing name to Firstar Mutual Fund
            Services, LLC)*

 (i)       Opinion  and  Consent  of  Godfrey  &  Kahn,
            S.C. (previously filed as Exhibit 10 to the Registration Statement on Form N-1A,
            Reg. Nos. 811-7743 and 333-9355)

 (j)       Consent of KPMG Peat Marwick LLP

 (k)       None

 (l.1)     Subscription  Agreement  with   Charles   S.
            Cruice  (previously filed as  Exhibit  13.1
            to  the  Registration Statement on Form  N-
            1A, Reg. Nos. 811-7743 and 333-9355)

 (l.2)     Subscription  Agreement  with   Richard   H.
            Gould (previously filed as Exhibit 13.2 to the Registration Statement on Form N-1A,
            Reg. Nos. 811-7743 and 333-9355)

 (l.3)     Subscription  Agreement with  Jeffrey  Rugen
            (previously filed as Exhibit 13.3 to the Registration Statement on Form N-1A, Reg.
            Nos. 811-7743 and 333-9355)

 (l.4)     Subscription  Agreement  with  Molly   Lewis
            (previously filed as Exhibit 13.4 to the Registration Statement on Form N-1A, Reg.
            Nos. 811-7743 and 333-9355)

 (m)       Rule  12b-1  Distribution Plan with  respect
            to  the  Retail Class (previously filed  as
            Exhibit  15  to the Registration  Statement
            on  Form N-1A, Reg. Nos. 811-7743 and  333-
            9355)

 (n)       Financial  Data  Schedule (previously  filed
            as an Exhibit to the Registrant's N-SAR as filed with the Commission on ____________
            ___, 1998)

 (o)       Rule   18f-3  Plan  (previously   filed   as
            Exhibit  18  to the Registration  Statement
            on  Form N-1A, Reg. Nos. 811-7743 and  333-
            9355)

 (p)       Powers   of   Attorney  for   Trustees   and
            Officers (see signature page)


__________________
* To be filed by amendment.